IDS
Life Series
Fund, Inc.


(icon of) the Planet Saturn


Offers six portfolios with separate goals and objectives to provide investment flexibility for Variable Life Insurance Policies.



1998 SEMI ANNUAL REPORT


American Express Financial Advisors

Managed by IDS Life Insurance Company

Contents

From the President                           3
Equity Portfolio
From the Portfolio Manager                   4
The 10 Largest Holdings                      5
Income Portfolio
From the Portfolio Manager                   6
The 10 Largest Holdings                      7
Money Market Portfolio
From the Portfolio Manager                   8
Managed Portfolio
From the Portfolio Managers                  9
The 10 Largest Holdings                     10
Government Securities Portfolio
From the Portfolio Manager                  11
International Equity Portfolio
From the Portfolio Manager                  12
The 10 Largest Holdings                     13
All Portfolios
Financial Statements                        14
Notes to Financial Statements               21
Investments in Securities                   35

 To our policyowners



From the President

Diversification and balance continue to be vital elements in a financial strategy. These elements are provided by combining the six investment options of IDS Life Series Fund with life insurance protection.

While you may allocate your policy's value among these Portfolios, please note that all six investment options may not be available under all policies. For example, the International Equity Portfolio is available only to purchasers of Flexible Premium Variable Life Insurance (Variable Universal Life and Variable Second-to-Die) policies.

For a review of performance over the first half of the fiscal year (May through October 1998), please consult the Portfolio Managers' letters that begin on the next page.



Sincerely,





Richard W. Kling
(picture of Richard W. Kling
Richard W Kling
President

To our policyowners

Equity Portfolio


From the Portfolio Manager

A poor period for stocks, especially small- and mid-capitalization issues, resulted in a negative performance by Equity Portfolio during the first half of the fiscal year. For the six months -- May through October 1998 -- the Portfolio's value declined 21.48%.

The investment environment was still positive as the period began: inflation remained low; long-term interest rates were down; and corporate profits continued to be reasonably strong. Despite considerable volatility, the stock market managed a moderate advance, reaching its peak in mid-July.

It was then that a second bout of the "Asian flu" (the financial crisis that ran through Southeast Asia in the fall of 1997) hit, this time in Russia and Latin America. Already fearful that profits of U.S. companies would decline as a result of reduced exports to Asia, investors reacted to this latest outbreak with wholesale stock-selling.

Technology and financials
hit hardest.

Much of the downturn was concentrated in technology and financial services stocks, two groups that composed a substantial portion of the Portfolio. The six months did end on a positive note, however, as the market, occasionally led by small-and mid-cap stocks, regained some of the lost ground in September and October.

To at least partially shield the Portfolio from the summer slump, I raised the level of cash reserves and sold some small-cap stocks that appeared especially vulnerable to the difficult conditions. Overall, the size of the Portfolio was reduced from more than 130 stocks to just over 100 by period-end, an amount that I think is more manageable and more likely to lead to better performance over the long term. The "weightings" in the Portfolio stayed essentially the same, however, the largest area of investment remained in technology, followed by health care, financial services and retailing. I think those groups continue to enjoy the best potential for future growth.

Late in the fall, I began putting some of the cash reserves back to work in stocks, a trend that I expect will continue as compelling opportunities present themselves. Small- and mid-cap stocks -- the core of this Portfolio -- continue to offer excellent value compared with large-cap issues, and, over time, I think they will be rewarded with appropriately higher prices.





Louis Giglio
(picture of) Louis Giglio
Louis Giglio
Portfolio Manager

The 10 Largest Holdings

Equity Portfolio

                                                Percent              Value
                                          (of net assets)  (as of Oct. 31, 1998)

       Network Associates                         5.46%         $42,499,999

       HBO & Co                                   4.39           34,125,000

       CDW Computer Centers                       4.33           33,721,875

       Watson Pharmaceuticals                     3.22           25,031,249

       Outdoor Systems                            2.55           19,856,250

       Sterling Commerce                          2.04           15,862,499

       SunGard Data Systems                       1.95           15,187,500

       Univision Communications Cl A              1.86           14,455,000

       BMC Software                               1.85           14,418,750

       Medicis Pharmaceutical Cl A                1.45           11,278,125


For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.


(icon of) pie chart




The 10 holdings listed here make up 29.10% of net assets

To our policyowners


Income Portfolio



From the Portfolio Manager

The Portfolio generated positive results over the first half of the fiscal year, although its performance was tempered by weakness in several sectors of the bond market. For the six months -- May through October 1998 -- the total return, which includes price change and interest income, was 0.61%.

Inflation, usually the key influence on the bond market, remained remarkably low during the period, while the economy continued to grow at a moderate pace. Beyond that, the market gained further support from an influx of money coming from investors who were seeking what they believed to be a safe haven amid considerable turmoil in foreign financial markets. The buying resulting from this "flight to quality" and the ongoing low inflation trend drove down long-term interest rates during the six months, which in turn boosted bond prices.

However, the boost was essentially confined to U.S. Treasury bonds, which enjoyed substantial price appreciation as they attracted the great majority of safety-conscious investors. Essentially ignored in the buying spree were the other sectors, including high-yield corporate, mortgage-backed and emerging-market bonds, which investors believed were vulnerable to ongoing economic weakness abroad and the possibility of slower economic growth here at home. This was especially true in August, when a currency devaluation in Russia heightened the concern about a potential global recession.

Treasury bonds set the pace

Because the bulk of the Portfolio (close to 90% at times) was invested in the corporate, mortgage and emerging-market sectors, its performance couldn't keep pace with the powerful advance made by Treasury bonds. On the other hand, the higher interest rates provided by the Portfolio's holdings basically made up for the weak price performance and ultimately kept the Portfolio in the plus column for the six months.

As the second half of the fiscal year begins, it appears that prospects have improved for the non-Treasury sectors. In fact, during the final few weeks of the period, such bonds staged a sharp rally. Therefore, unless there's a major outside influence on the market in the months ahead, I plan to stay with basically the same portfolio mix of corporate, mortgage and emerging-market bonds, which I think offer the best potential for gain in the months ahead.





Lorraine R. Hart
(picture of) Lorraine R. Hart
Lorraine R. Hart
Portfolio Manager

The 10 Largest Holdings



Income Portfolio



                                                 Percent           Value
                                           (of net assets) (as of Oct. 31, 1998)

       California Infrastructure-Pacific Gas
       & Electric                                   1.13%        $1,007,360
       6.15% 2002

       California Infrastructure-Southern
       California Edison                            1.13          1,006,989
       6.14% 2002

       Morgan Stanley Capital                        .74            663,433
       6.59% 2028

       Delphes  2                                    .66            587,250
       7.75% 2009

       Carlisle Companies                            .62            550,819
       7.25% 2007

       Kroger                                        .61            547,371
       8.15% 2006

       USA Waste Services                            .61            546,277
       7.13% 2007

       Columbia Gas System                           .61            542,181
       7.32% 2010

       Oryx Energy                                   .60            540,184
       8.13% 2005

       Quebecor Printing Capital                     .60            536,263
       7.25% 2007


Excludes U.S. Treasury and government agency holdings. For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.


(icon of) pie chart


The 10 holdings listed here make up 7.31% of net assets

To our policyowners


Money Market Portfolio



From the Portfolio Manager

Short-term interest rates dropped last fall, leading to a slight decline in the Portfolio's yield during the first half of the fiscal year -- May through October 1998. The net asset value remained at $1 per share over the period. (An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to loose money by investing in the Portfolio.)

The economy continued to expand during the past six months, although at a somewhat slower pace than at the beginning of 1998, and unemployment remained at historically low levels. In the past, periods of extended economic growth and low unemployment have usually been followed by an increase in the rates of inflation. But, as has been the case in recent years, inflation stayed remarkably well-behaved during the period.

Given that environment, the Federal Reserve Board, or Fed, maintained its longtime position of leaving short-term interest rates unchanged through the summer. By late September, though, the Fed evidently concluded that the economy was becoming vulnerable to a downturn stemming from foreign financial turmoil that began in Asia, then worked its way to Latin American and Russia. The result was not one but two rate reductions by the Fed that brought short-term rates down by half a percentage point by period-end.

Maturity lengthened

For the most part, I kept the average maturity of the securities in the Portfolio in the 40- to 50-day range -- a neutral range. This strategy was based on my belief that the difference in yield between shorter-term and longer-term securities was too slight to warrant a maturity shift. But when the Fed first reduced rates in late September, I began extending the maturity to take advantage of the relatively higher yields still available. That brought the average maturity up to about 55 days by the end of October. As always, the Portfolio remained invested in high-quality securities, largely top-rated commercial paper (short-term securities issued by banks and corporations), complemented by U.S. government issues and bank letters of credit.

As we begin the second half of the fiscal year, I think it's likely that we'll get at least one more rate reduction by the Fed in the months ahead. If that proves true, the interest rates on the securities the Portfolio invests in will decline as well, which in turn will result in a somewhat lower overall yield for the Portfolio in the near term.




Terry Fettig
(picture of) Terry Fettig
Terry Fettig
Portfolio Manager

To our policyowners


Managed Portfolio



From the Portfolio Managers

A sharp downturn in the U.S. stock market late last summer led to a negative return for the Portfolio during the first half of the fiscal year -- May through October 1998. For the six months, the Portfolio's value declined 7.45%

The period began well enough for stocks, as ongoing low inflation, solid corporate profits and low long-term interest rates provided support for the market. But in mid-July, with the market at its all-time high, the environment began to change.

The chief culprit was the so-called "Asian flu," the financial crisis that first hit Asia in the fall of 1997. By mid-summer, it had made its way to Russia and, soon after, Latin America. Already concerned that profits of American companies would decline as a result of reduced exports to Asia, investors reacted to this latest outbreak with wholesale stock-selling. The market eventually leveled off in September, then ended the period on an encouraging note by rallying strongly in October.

Bonds benefit from
falling interest rates

The bond market had a much calmer and more productive six months, as a continuation of the remarkably low inflation trend kept long-term interest rates in a downward trend through September. Benefiting most from the interest-rate decline were U.S. Treasury bonds, whose prices rose sharply before a run-up in rates in October eroded some of the gain.

As for the Portfolio, we maintained a mix of about 65%-70% stocks and 30%-35% bonds. The stock investments were concentrated for the most part in the technology, health care, financial services, retailing and media sectors, while the bonds were spread among Treasury and high-quality corporate issues.

Concurrent with a change in managers for the stock side of the Portfolio, in September we began reducing its modest investments in small and mid-size stocks and adding more large-capitalization securities, which will continue to be the core of the Portfolio. In addition, we reduced the number of stock holdings from 88 to 65, which will allow greater concentration in the most-promising issues. At the end of the period, the stock/bond mix was approximately 70/30, a ratio that we'll probably maintain in the months ahead.



Doug Guffy
(picture of) Doug Guffy
Doug Guffy
Portfolio Manager




Scott Schroepfer
(picture of) Scott Schroepfer
Scott Schroepfer
Portfolio Manager

The 10 Largest Holdings


Managed Portfolio





                                             Percent               Value
                                     (of net assets)     (as of Oct. 31, 1998)

       Tyco Intl                             2.69%           $15,019,844

       U.S. Treasury                         2.64             14,762,163

       6.63% 2007
       General Electric                      2.35             13,125,000

       Microsoft                             2.12             11,868,587

       Cisco Systems                         1.58              8,819,999

       Pfizer                                1.46              8,155,750

       Sofamor Danek Group                   1.45              8,130,000

       MCI WorldCom                          1.43              8,011,250

       CVS                                   1.39              7,766,875

       Norwest                               1.38              7,697,812


For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

(icon of) pie chart



The 10 holdings listed here make up 18.49% of net assets

To our policyowners


Government Securities Portfolio



From the Portfolio Manager

Supported by declining interest rates, bonds, especially U.S. government issues, rallied sharply during the past six months. The positive environment set the stage for a strong performance by the Portfolio, which generated a 5.73% total return for the first half of the fiscal year -- May through October 1998.

The most persistent positive factor during the period was a continuation of the low rate of inflation the U.S. has enjoyed in recent years. When inflation appears under control, investors are more willing to buy bonds because low inflation usually results in stable, or even falling, interest rates. And a drop in interest rates boosts the value of existing bonds, which is what happened during the past six months.

Beyond that, in the face of ongoing turmoil in many foreign financial markets, many investors moved their money into the perceived safe haven offered by U.S. bonds, particularly those issued by the U.S. Treasury. This "flight to quality" put further downward pressure on interest rates and, concurrently, upward pressure on bond prices. In fact, over the past six months, investors were so attracted to Treasury bonds that they largely shunned corporate and mortgage-backed issues, which resulted in their weak price performance compared with Treasuries.

A portfolio shift

To the Portfolio's benefit, I maintained a substantial exposure (more than 40% at the peak) to Treasury bonds. In addition, I kept the Portfolio's duration slightly long. (Duration is a function of the average maturity of the securities in the Portfolio. The longer the duration, the more sensitive a portfolio's value is to changes in interest rates.) Therefore, when rates came down, the Portfolio's performance was enhanced.

As the period progressed, though, I gradually reduced the holdings among Treasury bonds and increased the exposure to mortgage-backed bonds. In particular, I emphasized low-coupon mortgage securities, which are less susceptible to refinancing when interest rates fall. The shift stemmed from my expectation that the rally in Treasuries would subside and give way to better performance by mortgages, which proved true late in the period.

At this point (mid-November), little has changed on the investment horizon. Inflation remains low, and the economy is showing signs of slowing down somewhat. Those factors should preclude a meaningful rise in interest rates and, in fact, could push rates a bit lower -- always a positive for bonds. I still think mortgage-backed issues offer the best potential for gain in the months ahead, which is why I'm maintaining the largest exposure to that sector.




Colin Lundgren
(picture of) Colin Lundgren
Colin Lundgren
Portfolio Manager

To our policyowners

International Equity Portfolio



From the Portfolio Manager

A steep, late-summer downturn in financial markets worldwide pushed the Portfolio into negative territory for the first half of the fiscal year. For the six months -- May through October 1998 -- the loss was 6.09%.

The period began on a positive note as, for the first few months, strong stock markets in Europe and the U.S. propelled the Portfolio to a healthy advance. Both regions benefited from low inflation, falling long-term interest rates and, in the case of Europe, a trend toward corporate restructuring.

By August, though, the environment became radically different. Russia, already on shaky economic ground, was forced to devalue its currency, which in turn spawned fear that much of Latin American might soon be forced to follow suit. Then, just as the shock waves from that development had begun to subside a bit, financial markets worldwide were confronted with the possibility that heavy losses in speculative investments made by so-called hedge funds could ultimately cause banks to greatly curtail corporate lending activities.

October rebound

The result of all this bad news was widespread stock-selling in all major markets that didn't let up until October. By that time, the Portfolio had lost close to 20% of its value. The period did end on an encouraging note, however, as most major markets bounced back strongly in October, which allowed the Portfolio to recoup some of the loss.

I kept most of the Portfolio invested in Europe during the six months, chiefly in the United Kingdom, France, Italy and Germany, with the next-largest exposure being to the U.S. market. The only change of note was to substantially raise the level of cash reserves in response to the downturn in the markets. This helped mitigate the negative effect on the Portfolio.

Looking toward the second half of the fiscal year, I expect that the worst may be over for the smaller foreign markets, which would likely be a positive for the markets in Europe and the U.S. I continue to find the best investment value and potential for gain in Europe, and therefore I am maintaining the emphasis on that region, complemented by a moderate amount of holdings in the U.S.




John O'Brien
(picture of) John O'Brien
John O'Brien
Portfolio Manager

The 10 Largest Holdings


International Equity Portfolio




                                                Percent           Value
                                           (of net assets) (as of Oct. 31, 1998)

       United Kingdom Treasury (United Kingdom)    5.71%        $12,970,071

       7.00% 2002
       Mannesmann (Germany)                        4.55          10,338,191

       Credito Italiano (Italy)                    3.11           7,055,200

       Novartis (Switzerland)                      3.02           6,854,681

       General Electric (United Kingdom)           2.76           6,273,431

       Bayerische Vereinsbank (Germany)            2.64           5,986,768

       Instituto Bancario San Paolo di Torino
       (Italy)                                     2.58           5,857,000

       Total Petroleum Cl B (France)               2.54           5,768,020

       Orange (United Kingdom)                     2.54           5,763,932

       Banque Natl de Paris (France)               2.35           5,335,274


For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

(icon of) pie chart



The 10 holdings listed here make up 31.80% of net assets




 Financial Statements



      Statements of assets and liabilities
      IDS Life Series Fund, Inc.
      Oct. 31, 1998 (Unaudited)




                                                                               Equity               Income                Money
                                                                            Portfolio            Portfolio               Market
                                                                                                                      Portfolio

                                           Assets
 Investments in securities, at value (Note 1)
      (identified cost: $676,297,414; $89,212,396 and $36,853,234,
       respectively)                                                      $791,412,688         $88,495,740          $36,853,234
 Cash in bank on demand deposit                                                112,936             471,537              220,941
 Receivable for investment securities sold                                   9,263,770                  --                   --
 Dividends and accrued interest receivable                                     114,075           1,548,425                   --
 Receivable for capital stock sold                                                  --             402,629              133,144
                                                                                                   -------              -------
 Total assets                                                              800,903,469          90,918,331           37,207,319
                                                                           -----------          ----------           ----------


                                           Liabilities
 Dividends payable to shareholders (Note 1)                                         --             495,065              143,668
 Payable for investment securities purchased                                17,335,114             994,755                   --
 Accrued investment management services fee                                    402,863              50,941               14,814
 Payable for capital stock redeemed                                          1,224,947                  --              122,692
 Other accrued expenses                                                         27,588              21,192               11,854
 Option contracts written, at value
      (premium received $2,671,455 for Equity Portfolio) (Note 6)            3,784,063                  --                   --
                                                                             ---------                 ---                  ---
 Total liabilities                                                          22,774,575           1,561,953              293,028
                                                                            ----------           ---------              -------
 Net assets applicable to outstanding capital stock                       $778,128,894         $89,356,378          $36,914,291
                                                                          ============         ===========          ===========


                                          Represented by
 Capital stock-- $.001 par value (Note 1)                                 $     34,656         $     8,996          $    36,918
 Additional paid-in capital                                                791,103,570          90,213,336           36,878,361
 Undistributed (excess of distributions over) net investment income           (729,264)             20,954                   --
 Accumulated net realized gain (loss)                                     (126,282,735)           (170,252)                (988)
 Unrealized appreciation (depreciation) on investments and on
      translation of assets and liabilities in foreign currencies          114,002,667            (716,656)                  --
                                                                           -----------            --------                  ---
 Total-- representing net assets applicable to outstanding capital stock  $778,128,894         $89,356,378          $36,914,291
                                                                          ============         ===========          ===========
 Shares outstanding                                                         34,655,865           8,996,320           36,917,767
                                                                            ----------           ---------           ----------
 Net asset value per share of outstanding capital stock                   $      22.45         $      9.93          $      1.00
                                                                          ------------         -----------          -----------

See accompanying notes to financial statements.





      Statements  of assets and  liabilities  (continued)
      IDS Life Series Fund, Inc.
      Oct. 31, 1998 (Unaudited)


                                                                                Managed          Government       International
                                                                              Portfolio          Securities              Equity
                                                                                                  Portfolio           Portfolio


                                  Assets
 Investments in securities, at value (Note 1)
      (identified cost: $478,466,398; $15,369,909 and $207,554,045,
       respectively)                                                        $544,242,797         $16,107,701        $226,216,489
 Cash in bank on demand deposit                                                   65,471             354,885             131,461
 Receivable for investment securities sold                                    17,342,020                  --           1,676,299
 Dividends and accrued interest receivable                                     3,543,912             155,799             774,031
 Unrealized appreciation on foreign currency contracts held,
   at value (Notes 1 and 4)                                                           --                  --               3,013
 Receivable for capital stock sold                                             2,584,326              59,127             107,892
                                                                               ---------              ------             -------
 Total assets                                                                567,778,526          16,677,512         228,909,185
                                                                             -----------          ----------         -----------


                                  Liabilities
 Dividends payable to shareholders (Note 1)                                    3,313,800              69,878             421,471
 Payable for investment securities purchased                                   4,948,969             252,021           1,088,479
 Unrealized depreciation on foreign currency contracts held,
   at value (Notes 1 and 4)                                                           --                  --               2,143
 Accrued investment management services fee                                      303,995               9,267             165,158
 Payable for capital stock redeemed                                                  612              39,907                  --
 Other accrued expenses                                                           33,078               3,792              42,908
                                                                                  ------               -----              ------
 Total liabilities                                                             8,600,454             374,865           1,720,159
                                                                               ---------             -------           ---------
 Net assets applicable to outstanding capital stock                         $559,178,072         $16,302,647        $227,189,026
                                                                            ============         ===========        ============


                                  Represented by
 Capital stock-- $.001 par value (Note 1)                                   $     32,940         $     1,570        $     13,732
 Additional paid-in capital                                                  512,839,719          15,517,076         209,682,689
 Undistributed (excess of distributions over) net investment income              (48,746)            (14,715)            (64,419)
 Accumulated net realized gain (loss)                                        (19,402,733)             60,924          (1,121,081)
 Unrealized appreciation (depreciation) on investments and on
      translation of assets and liabilities in foreign currencies             65,756,892             737,792          18,678,105
                                                                              ----------             -------          ----------
 Total-- representing net assets applicable to outstanding capital stock    $559,178,072         $16,302,647        $227,189,026
                                                                            ============         ===========        ============
 Shares outstanding                                                           32,940,445           1,569,766          13,731,555
                                                                              ----------           ---------          ----------
 Net asset value per share of outstanding capital stock                     $      16.98         $     10.39        $      16.55
                                                                            ------------         -----------        ------------

See accompanying notes to financial statements.




      Financial Statements



      Statements of operations
      IDS Life Series Fund, Inc.
      Six months ended Oct. 31, 1998 (Unaudited)


                                                                                        Equity        Income         Money
                                                                                     Portfolio     Portfolio        Market
                                                                                                                 Portfolio


                      Investment income
 Income:
 Dividends                                                                        $   1,212,297    $      154     $     --
 Interest                                                                             1,096,291     3,199,837      966,153
      Less foreign taxes withheld                                                       (22,719)           --           --
                                                                                        -------           ---          ---
 Total income                                                                         2,285,869     3,199,991      966,153
                                                                                      ---------     ---------      -------
 Expenses (Note 2):
 Investment management and services fee                                               2,947,808       302,244       86,516
 Custodian fees                                                                          56,120         1,260       12,119
 Audit fees                                                                               7,750         4,000        3,500
 Directors fees                                                                           2,884           168          143
 Printing and postage                                                                        --           998        1,542
 Other                                                                                      571            90           --
                                                                                            ---            --          ---
 Total expenses                                                                       3,015,133       308,760      103,820
                                                                                      ---------       -------      -------
 Investment income (loss)-- net                                                        (729,264)    2,891,231      862,333
                                                                                       --------     ---------      -------


                      Realized and unrealized gain (loss) -- net
 Net realized gain (loss) on:
      Security transactions (includes $5,307,404 realized loss on investments of
           affiliated issuers for Equity Portfolio) (Note 3)                       (122,280,725)     (155,924)         (19)
      Foreign currency transactions                                                         323            --           --
                                                                                            ---           ---          ---
 Net realized gain (loss) on investments                                           (122,280,402)     (155,924)         (19)
 Net change in unrealized appreciation (depreciation) on investments and
      on translation of assets and liabilities in foreign currencies                (82,318,340)   (2,248,546)          --
                                                                                    -----------    ----------          ---
 Net gain (loss) on investments and foreign currencies                             (204,598,742)   (2,404,470)         (19)
                                                                                   ------------    ----------          ---
 Net increase (decrease) in net assets resulting from operations                  $(205,328,006)   $  486,761     $862,314
                                                                                  =============    ==========     ========

See accompanying notes to financial statements.




      Statements of operations (continued)
      IDS Life Series Fund, Inc.
      Six months ended Oct. 31, 1998 (Unaudited)


                                                                                    Managed      Government     International
                                                                                  Portfolio      Securities            Equity
                                                                                                  Portfolio         Portfolio



                   Investment income
 Income:
 Dividends                                                                      $  1,449,873        $     --      $  2,189,095
 Interest                                                                          7,598,521         453,085           968,687
      Less foreign taxes withheld                                                     (1,350)             --          (269,045)
                                                                                      ------                          --------
 Total income                                                                      9,047,044         453,085         2,888,737
                                                                                   ---------         -------         ---------
 Expenses (Note 2):
 Investment management and services fee                                            1,981,877          52,258         1,074,198
 Custodian fees                                                                       50,857           4,865           104,711
 Audit fees                                                                            7,250           4,000             6,000
 Directors fees                                                                        1,744             148               642
 Printing and postage                                                                  6,443           1,002             1,721
 Other                                                                                    --              --                --
                                                                                         ---             ---               ---
 Total expenses                                                                    2,048,171          62,273         1,187,272
      Less expenses voluntarily reimbursed by IDS Life                                    --          (2,550)               --
                                                                                         ---          ------               ---
 Total expenses-- net                                                              2,048,171          59,723         1,187,272
                                                                                   ---------          ------         ---------
 Investment income (loss)-- net                                                    6,998,873         393,362         1,701,465
                                                                                   ---------         -------         ---------


              Realized and unrealized gain (loss) -- net
 Net realized gain (loss) on:
      Security transactons (Note 3)                                              (19,965,835)         60,924        (1,093,397)
      Financial futures contracts                                                  1,258,688              --                --
      Foreign currency transactions                                                  (49,512)             --            31,655
      Options contracts written                                                        7,920              --                --
                                                                                       -----             ---               ---
 Net realized gain (loss) on investments                                         (18,748,739)         60,924        (1,061,742)
 Net change in unrealized appreciation (depreciation) on investments and on
      translation of assets and liabilities in foreign currencies                (32,098,373)        364,166       (14,950,514)
                                                                                 -----------         -------       -----------
 Net gain (loss) on investments and foreign currencies                           (50,847,112)        425,090       (16,012,256)
                                                                                 -----------         -------       -----------
 Net increase (decrease) in net assets resulting from operations                $(43,848,239)       $818,452      $(14,310,791)
                                                                                ============        ========      ============

See accompanying notes to financial statements.






      Financial Statements



      Statements of changes in net assets
      IDS Life Series Fund, Inc.




                                                                                Equity                            Income
                                                                               Portfolio                         Portfolio
                                                                     Oct. 31, 1998  April 30, 1998   Oct. 31, 1998   April 30, 1998
                                                                  Six months ended      Year ended   Six months ended  Year ended
                                                                        (Unaudited)                    (Unaudited)




                    Operations and distributions
 Investment income (loss)-- net                                      $   (729,264)   $ (2,253,021)     $ 2,891,231     $ 4,972,299
 Net realized gain (loss) on investments                             (122,280,402)    137,928,346         (155,924)        575,895
 Net change in unrealized appreciation
      (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies                 (82,318,340)    153,419,212       (2,248,546)      1,370,727
                                                                      -----------     -----------       ----------       ---------
 Net increase (decrease) in net assets resulting from operations     (205,328,006)    289,094,537          486,761       6,918,921
                                                                     ------------     -----------          -------       ---------
 Distributions to shareholders from:
      Net investment income                                                    --         (20,999)      (2,891,149)     (4,972,299)
      Net realized gain                                              (139,606,605)    (25,086,345)        (589,189)       (287,088)
                                                                     ------------     -----------         --------        --------
 Total distributions                                                 (139,606,605)    (25,107,344)      (3,480,338)     (5,259,387)
                                                                     ------------     -----------       ----------      ----------


                   Capital share transactions (Note 5)
 Proceeds from sales                                                   56,214,601     108,453,258        8,577,922      14,789,401
 Reinvested distributions at net asset value                          139,606,605      25,107,344        3,480,338       5,259,387
 Payments for redemptions                                              (6,574,627)    (15,248,865)      (2,481,586)     (5,679,799)
                                                                       ----------     -----------       ----------      ----------
 Increase (decrease) in net assets from capital share transactions    189,246,579     118,311,737        9,576,674      14,368,989
                                                                      -----------     -----------        ---------      ----------
 Total increase (decrease) in net assets                             (155,688,032)    382,298,930        6,583,097      16,028,523
 Net assets at beginning of period                                    933,816,926     551,517,996       82,773,281      66,744,758
                                                                      -----------     -----------       ----------      ----------
 Net assets at end of period                                         $778,128,894    $933,816,926      $89,356,378     $82,773,281
                                                                     ============    ============      ===========     ===========
 Undistributed (excess of distributions over) net investment income  $   (729,264)   $         --      $    20,954     $    20,872
                                                                     ------------    ----------        -----------     -----------

See accompanying notes to financial statements.





      Statements of changes in net assets (continued)
      IDS Life Series Fund, Inc.




                                                                                Money Market                     Managed
                                                                                 Portfolio                      Portfolio
                                                                     Oct. 31, 1998 April 30, 1998    Oct. 31, 1998  April 30, 1998
                                                                  Six months ended     Year ended Six months ended      Year ended
                                                                        (Unaudited)                     (Unaudited)




                                  Operations and distributions
 Investment income (loss)-- net                                        $   862,333     $ 1,575,961    $  6,998,873    $ 12,977,787
 Net realized gain (loss) on investments                                       (19)           (159)    (18,748,739)     35,844,608
 Net change in unrealized appreciation
      (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies                           --              --     (32,098,373)     66,941,764
                                                                                                       -----------      ----------
 Net increase (decrease) in net assets resulting from operations           862,314       1,575,802     (43,848,239)    115,764,159
                                                                           -------       ---------     -----------     -----------
 Distributions to shareholders from:
      Net investment income                                               (862,333)     (1,575,961)     (6,900,615)    (12,977,741)
      Excess distributions of net investment income                             --              --         (48,746)             --
      Net realized gain                                                         --              --     (36,482,550)    (31,257,376)
                                                                                                       -----------     -----------
 Total distributions                                                      (862,333)     (1,575,961)    (43,431,911)    (44,235,117)
                                                                          --------      ----------     -----------     -----------


                                  Capital share transactions (Note 5)
 Proceeds from sales                                                    11,511,706      19,622,034      28,868,693      64,443,186
 Reinvested distributions at net asset value                               862,333       1,575,961      43,431,911      44,235,117
 Payments for redemptions                                               (9,833,080)    (15,370,198)     (6,539,742)    (10,246,876)
                                                                        ----------     -----------      ----------     -----------
 Increase (decrease) in net assets from capital share transactions       2,540,959       5,827,797      65,760,862      98,431,427
                                                                         ---------       ---------      ----------      ----------
 Total increase (decrease) in net assets                                 2,540,940       5,827,638     (21,519,288)    169,960,469
 Net assets at beginning of period                                      34,373,351      28,545,713     580,697,360     410,736,891
                                                                        ----------      ----------     -----------     -----------
 Net assets at end of period                                           $36,914,291     $34,373,351    $559,178,072    $580,697,360
                                                                       ===========     ===========    ============    ============

See accompanying notes to financial statements.



     Financial Statements



     Statements of changes in net assets (continued)
     IDS Life Series Fund, Inc.



                                                                        Government Securities            International Equity
                                                                              Portfolio                        Portfolio
                                                                  Oct. 31, 1998 April 30, 1998    Oct. 31, 1998   April 30, 1998
                                                               Six months ended     Year ended Six months ended       Year ended
                                                                     (Unaudited)                     (Unaudited)




                       Operations and distributions
 Investment income (loss)-- net                                     $   393,362    $   785,608     $  1,701,465      $    833,466
 Net realized gain (loss) on investments                                 60,924        134,337       (1,061,742)        8,299,556
 Net change in unrealized appreciation
      (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies                   364,166        445,383      (14,950,514)       33,874,515
                                                                        -------        -------      -----------        ----------
 Net increase (decrease) in net assets resulting from operations        818,452      1,365,328      (14,310,791)       43,007,537
                                                                        -------      ---------      -----------        ----------
 Distributions to shareholders from:
      Net investment income                                            (378,647)      (785,584)      (1,668,703)         (800,705)
      Excess distributions of net investment income                     (14,715)            --          (64,419)         (548,730)
      Net realized gain                                                (130,692)      (141,363)      (7,835,052)       (3,978,926)
                                                                       --------       --------       ----------        ----------
 Total distributions                                                   (524,054)      (926,947)      (9,568,174)       (5,328,361)
                                                                       --------       --------       ----------        ----------


                   Capital share transactions (Note 5)
 Proceeds from sales                                                  2,572,649      4,424,154       25,567,377        51,860,011
 Reinvested distributions at net asset value                            524,054        926,947        9,568,174         5,328,361
 Payments for redemptions                                            (1,695,028)    (4,560,150)      (1,640,277)       (3,168,693)
                                                                     ----------     ----------       ----------        ----------
 Increase (decrease) in net assets from capital share transactions    1,401,675        790,951       33,495,274        54,019,679
                                                                      ---------        -------       ----------        ----------
 Total increase (decrease) in net assets                              1,696,073      1,229,332        9,616,309        91,698,855
 Net assets at beginning of period                                   14,606,574     13,377,242      217,572,717       125,873,862
                                                                     ----------     ----------      -----------       -----------
 Net assets at end of period                                        $16,302,647    $14,606,574     $227,189,026      $217,572,717
                                                                    ===========    ===========     ============      ============

See accompanying notes to financial statements.


     Notes to Financial Statements



      IDS Life Series Fund, Inc.
      (Unaudited as to Oct. 31, 1998)



  1

SUMMARY OF
SIGNIFICANT
ACCOUNTING
POLICIES





The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Each Portfolio has 10 billion authorized shares of capital stock. It has six portfolios whose primary investments are as follows (please see the prospectus for more details):

Equity Portfolio invests primarily in U.S. common stocks and securities convertible into common stock;

Income Portfolio invests in corporate bonds of the four highest ratings;

Money Market Portfolio invests in high-quality, short-term debt securities;

Managed  Portfolio   invests  in  common  and  preferred   stocks,   convertible
securities, debt securities and money market instruments;

Government Securities Portfolio invests in debt obligations issued or guaranteed by U.S. governmental units; and

International Equity Portfolio invests primarily in common stocks of foreign issuers.

Shares of each Portfolio of the Fund are sold to IDS Life Insurance Company (IDS
Life) subaccounts or IDS Life Insurance Company of New York subaccounts in connection with the sale of variable insurance contracts.

The Fund's significant accounting policies are summarized as follows:

Use of estimates

Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities in all Portfolios, except Money Market Portfolio, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Money Market Portfolio are valued daily at amortized cost, which approximates market value in order to maintain a constant net asset value of $1 per share.

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Portfolios, except Money Market Portfolio, may buy and sell put or call options and write covered call options on Portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolios give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. The Portfolios also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolios also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolios will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolios, except Money Market Portfolio, may buy and sell financial future contracts. Risks of entering into future contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolios are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolios each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolios recognize a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolios, except Money Market Portfolio, may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolios and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolios are subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities

As of Oct. 31, 1998, investments in securities for Income Portfolio and Managed Portfolio included issues that are illiquid which the Portfolios currently limit to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Oct. 31, 1998 was $217,122 and $542,804, representing 0.2% and 0.1% of net assets for Income Portfolio and Managed Portfolio, respectively. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal income taxes

The Fund's policy is to comply with all requirements of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income taxes is thus required. Each Portfolio is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of wash sale transactions, foreign currency exchange gains and losses, and the timing and amount of market discount recognized as ordinary income. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Portfolios.

Dividends to shareholders

As of Oct. 31, 1998, dividends declared for each Portfolio payable Nov. 2, 1998 are as follows:

            Income                                      $.056
            Money Market                                $.004
            Managed                                     $.101
            Government Securities                       $.045
            International Equity                        $.031

Distributions to shareholders are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed monthly for the Money Market, Income and Government Securities Portfolios and declared and distributed quarterly for the Equity, Managed and International Equity Portfolios. Capital gain distributions, when available, will be made annually. However, additional capital gain distributions may be made periodically during the fiscal year in order to comply with the Internal Revenue Code as applicable to regulated investment companies.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

  2

INVESTMENT
MANAGEMENT
AND SERVICES
AGREEMENT

The Fund has an Investment Management and Services Agreement with IDS Life. For its services, IDS Life is paid a fee based on the average daily net assets of each of the Portfolios. The fee is 0.7% on an annual basis for the Equity, Income, Managed and Government Securities Portfolios. For Money Market Portfolio the fee is 0.5% on an annual basis. For International Equity Portfolio the fee is 0.95% on an annual basis.

IDS Life and American Express Financial Corporation have an Investment Advisory Agreement which calls for IDS Life to pay American Express Financial Corporation a fee for investment advice about the Fund's portfolios. The fee paid by IDS Life is 0.25% of Equity, Income, Money Market, Managed and Government Securities Portfolios' average daily net assets for the year. The fee paid by IDS Life is 0.35% of International Equity Portfolio's average daily net assets for the year.

In addition to paying its own management fee, the Fund also pays its taxes, brokerage commissions and nonadvisory expenses. Expenses that relate to a particular Portfolio, such as custodian fees and registration fees for shares, are paid by that Portfolio. Other expenses are allocated to the Portfolios in an equitable manner as determined by the Fund's board. Each Portfolio also pays custodian fees to American Express Trust Company, an affiliate of IDS Life.

IDS Life has voluntarily agreed to reimburse each Portfolio for nonadvisory expenses, which exceed 0.1% on an annual basis of average daily net assets of each Portfolio.


  3

SECURITIES
TRANSACTIONS


For the six months ended Oct. 31, 1998, cost of purchases and proceeds from sales of securities aggregated, respectively, $126,237,203 and $123,495,985 for Money Market Portfolio. Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Portfolio are as follows:

      Portfolio                      Purchases                 Proceeds

      Equity                      $454,971,926             $499,533,331
      Income                        14,313,180                7,797,774
      Managed                      298,554,702              298,628,261
      Government Securities          9,462,386                8,107,817
      International Equity          64,200,687               72,786,064

Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with IDS Life were $8,028 and $1,314 for Equity Portfolio and Managed Portfolio, respectively, for the six months ended Oct. 31, 1998.


  4

FOREIGN CURRENCY
CONTRACTS





As of Oct. 31, 1998,  International  Equity  Portfolio  had entered into foreign currency exchange  contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts
is  included  in  the  accompanying   financial  statements.   See  "Summary  of
significant  accounting  policies."  The  terms  of the  open  contracts  are as follows:

                              Currency to           Currency to         Unrealized         Unrealized
       Exchange date         be delivered         be received          appreciation       depreciation


       Nov. 2, 1998             531,114              4,129,409            $   --             $2,143
                              U.S. Dollar         Swedish Krona

       Nov. 3, 1998             559,508               4,347,377            2,616               --
                              U.S. Dollar         Swedish Krona

       Nov. 30, 1998           3,045,075                548,418             397                --
                             French Franc           U.S. Dollar

      Total                                                               $3,013             $2,143






  5

CAPITAL SHARE
TRANSACTIONS



Transactions in shares of capital stock for each Portfolio for the periods indicated are as follows:


                                                                                                 Six months ended Oct. 31, 1998

                                                                                         Money      Government     International
                                              Equity        Income       Market        Managed      Securities            Equity
                                            Portfolio    Portfolio     Portfolio     Portfolio       Portfolio         Portfolio

      Sold                                  2,108,937      845,053    11,512,828     1,592,782         248,493         1,448,167
      Issued for reinvested distributions   5,304,488      343,627       862,416     2,400,986          51,024           508,367
      Redeemed                               (254,081)    (245,131)   (9,834,057)     (366,779)       (165,170)          (92,719)


      Net increase (decrease)               7,159,344      943,549     2,541,187     3,626,989         134,347         1,863,815




                                                                                                       Year ended April 30, 1998

                                                                          Money                    Government      International
                                              Equity        Income       Market        Managed     Securities             Equity
                                            Portfolio    Portfolio     Portfolio     Portfolio       Portfolio         Portfolio

      Sold                                  3,690,818    1,441,650    19,623,972     3,499,409         440,153         3,199,923
      Issued for reinvested distributions     878,375      512,508     1,576,114     2,439,015          91,894           310,769
      Redeemed                               (519,416)    (554,245)  (15,371,758)     (559,693)       (451,521)         (190,260)


      Net increase (decrease)               4,049,777    1,399,913     5,828,328     5,378,731          80,526         3,320,432




     Notes to Financial Statements


     IDS Life Series Fund, Inc.




  6

OPTIONS
CONTRACTS
WRITTEN



The number of contracts and premium amounts associated with options contracts written by Equity Portfolio is as follows:


                                       Six months ended Oct. 31, 1998

                                        Puts                    Calls
                              Contracts      Premium   Contracts       Premium
      Balance April 30, 1998         --     $     --          --    $       --
      Opened                        800     $772,174       2,250     1,899,281
      Balance Oct. 31, 1998         800     $772,174       2,250    $1,899,281


      See "Summary of significant accounting policies."



      The number of contracts and premium amounts associated with options contracts written by Managed Portfolio is as follows:



                                      Six months ended Oct. 31, 1998

                                                  Calls
                                     Contracts               Premium
      Balance April 30, 1998                --               $    --
      Opened                                16                 7,920
      Closed                               (16)               (7,920)
      Balance Oct. 31, 1998                 --              $    --


      See "Summary of significant accounting policies."



Equity Portfolio

7.
FINANCIAL
HIGHLIGHTS

The tables below show certain important financial information for evaluating each Portfolio's results.

Fiscal period ended April 30,

Per share income and capital changes(a)
                                             1998b     1998        1997       1996       1995       1994

Net asset value,
beginning of period                         $33.96    $23.52     $29.34     $20.05     $18.10     $16.87

Income from investment operations:
Net investment income (loss)                 (.02)     (.08)        .05        .03        .10        .06

Net gains (losses) (both                    (6.56)     11.55     (1.34)       9.30       2.40       3.26
realized and unrealized)

Total from investment
operations                                  (6.58)     11.47     (1.29)       9.33       2.50       3.32

Less distributions:
Dividends from net                              --        --      (.05)      (.03)      (.10)      (.06)
investment income

Distributions from                          (4.93)    (1.03)     (4.48)      (.01)      (.45)     (2.03)
realized gains

Total distributions                         (4.93)    (1.03)     (4.53)      (.04)      (.55)     (2.09)

Net asset value,                            $22.45    $33.96     $23.52     $29.34     $20.05     $18.10
end of period

Ratios/supplemental data
                                             1998b      1998       1997       1996       1995       1994
Net assets, end of period
(in thousands)                            $778,129  $933,817   $551,518   $448,412   $241,032   $151,860

Ratio of expenses to                         .72%c      .72%       .76%       .76%       .77%       .75%
average daily net assets

Ratio of net investment income             (.17%)c    (.29%)       .21%       .15%       .56%       .33%          .
(loss)to average daily net assets

Portfolio turnover rate                        57%      147%       231%       184%       144%       109%
(excluding short-term
securities)

Total return(d)                           (21.48%)      49.52%    (3.66%)     46.63%     13.87%     19.72%


a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Six months ended October 31, 1998 (Unaudited).
c Adjusted to an annual basis.
d Total return does not reflect the expenses that apply to the subaccounts or the policies.




Income Portfolio
Financial Highlights (continued)

Fiscal period ended April 30,

Per share income and capital changes(a)

                                    1998b      1998     1997       1996       1995      1994

Net asset value,                  $10.28     $10.03    $9.93      $9.64      $9.71    $10.19
beginning of period

Income from investment operations:

Net investment income (loss)         .34        .69      .68        .68        .69       .71

Net gains (losses) (both           (.28)        .29      .10        .29      (.07)     (.48)
realized and unrealized)

Total from investment
operations                           .06        .98      .78        .97        .62       .23

Less distributions:

Dividends from net                 (.34)      (.69)    (.68)      (.68)      (.69)     (.71)
investment income

Distributions from                 (.07)      (.04)       --         --         --        --
realized gains

Total distributions                (.41)      (.73)    (.68)      (.68)      (.69)     (.71)

Net asset value,
end of period                      $9.93     $10.28   $10.03      $9.93      $9.64    $ 9.71

Ratios/supplemental data
                                   1998b       1998     1997       1996       1995      1994

Net assets, end of period        $89,356    $82,773  $66,745    $54,976    $37,823   $33,770
(in thousands)

Ratio of expenses to               .72%c       .74%     .80%       .80%       .80%      .80%
average daily net assets

Ratio of net investment income    6.70%c      6.69%    6.73%      6.72%      7.23%     6.83%
(loss) to average daily net assets

Portfolio turnover rate               9%        94%     106%        36%        55%       60%
(excluding short-term securities)

Total return(d)                      .61%      9.97%    8.08%     10.03%      6.67%     2.12%


a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Six months ended Oct. 31, 1998 (Unaudited).
c Adjusted to an annual basis.
d Total return does not reflect the expenses that apply to the subaccounts or the policies.




Money Market Portfolio
Financial Highlights (continued)

Fiscal period ended April 30,

Per share income and capital changes(a)

                                       1998b      1998      1997      1996      1995      1994

Net asset value,                       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
beginning of period

Income from investment operations:
Net investment income (loss)             .02       .05       .05       .05       .04       .03

Less distributions:
Dividends from net                     (.02)     (.05)     (.05)     (.05)     (.04)     (.03)
investment income

Net asset value,                       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
end of period

Ratios/supplemental data
                                      1998(b)     1998      1997      1996      1995      1994

Net assets, end of period            $36,914   $34,373   $28,546   $14,318    $9,885    $9,557
(in thousands)

Ratio of expenses to                  .60%(d)     .60%       .60%      .60%      .60%      .60%
average daily net assets(c)

Ratio of net investment  income      4.98%(d)    5.04%     4.81%     5.04%     4.45%     2.61%
(loss) to average daily net assets

Total return(e)                        2.53%     5.16%     4.91%     5.13%     4.50%     2.61%


a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Six months ended Oct. 31, 1998 (Unaudited).
c Commencing on April 5, 1989, IDS Life voluntarily limited total operating expenses to 0.60% of average daily net assets. Had IDS Life not done so, the ratio of expenses to average daily net assets would have been 0.64%, 0.73%, 0.77% and 0.71% for the years ended April 30, 1997, 1996, 1995 and
  1994, respectively.
d Adjusted to an annual basis.
e Total return does not reflect the expenses that apply to the subaccounts or the policies.




Managed Portfolio
Financial Highlights (continued)

Fiscal period ended April 30,

Per share income and capital changes(a)

                                          1998b        1998        1997       1996      1995       1994
Net asset value,                          $19.81     $17.16      $16.49     $14.11    $13.85     $13.84
beginning of period

Income from investment operation:
Net investment income (loss)                .22         .47         .57        .57       .44        .42
Net gains (losses) (both                 (1.61)        3.92        1.37       2.51       .30       1.40
realized and unrealized)

Total from investment                    (1.39)        4.39        1.94      3.08        .74       1.82
operations
Less distributions:
Dividends from net                        (.22)       (.47)       (.57)      (.57)     (.44)      (.42)
investment income

Distributions from                       (1.22)      (1.27)       (.70)      (.13)     (.04)     (1.39)
realized gains

Total distributions                      (1.44)      (1.74)      (1.27)      (.70)     (.48)     (1.81)


Net asset value,                         $16.98      $19.81      $17.16     $16.49    $14.11     $13.85
end of period

Ratios/supplemental data
                                          1998b        1998        1997       1996      1995       1994
Net assets, end of period              $559,178    $580,697    $410,737   $316,732  $219,986   $160,706
(in thousands)

Ratio of expenses to                      .72%c        .72%        .75%       .78%       .78%      .77%
average daily net assets

Ratio of net investment income           2.47%c       2.60%       3.46%      3.73%      3.27%      2.83%
(loss) to average daily net assets

Portfolio turnover rate                     58%        112%        100%        83%       143%       106%
(excluding short-term
securities)

Total return(d)                         (7.45%)       26.70%     12.45%      22.28%     5.47%      13.30%



a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Six months ended October 31, 1998 (Unaudited).
c Adjusted to an annual basis.
d Total return does not reflect the expenses that apply to the subaccounts or the policies.




Government Securities Portfolio
Financial Highlights (continued)

Fiscal period ended April 30,

Per share income and capital changes(a)

                                           1998b       1998       1997       1996       1995       1994
Net asset value,                          $10.18      $9.87      $9.98      $9.85      $9.88     $10.54
beginning of period

Income from investment operations:
Net investment income (loss)                 .27        .56        .59        .61        .59        .60

Net gains (losses) (both                     .30        .42      (.03)        .13      (.03)      (.56)
realized and unrealized)

Total from investment operations             .57       .98         .56        .74       .56         .04

Less distributions:
Dividends from net                         (.26)      (.56)      (.59)      (.61)      (.59)      (.60)
investment income

Excess distributions from net              (.01)         --         --         --         --         --
investment income

Distributions from                         (.09)      (.11)      (.08)         --         --      (.10)
realized gains

Total distributions                        (.36)      (.67)      (.67)      (.61)      (.59)      (.70)

Net asset value,                          $10.39     $10.18      $9.87      $9.98      $9.85     $ 9.88
end of period

Ratios/supplemental data
                                           1998b       1998       1997       1996       1995       1994
Net assets, end of period               $16,303     $14,607    $13,377    $12,464    $11,440    $11,185
(in thousands)

Ratio of expenses to                       .80%d      .80%        .80%       .80%       .80%       .80%
average daily net assets(c)

Ratio of net investment income            5.27%d      5.57%      5.88%      5.98%      6.02%      5.59%
(loss) to average daily net assets

Portfolio turnover rate                      56%        82%        62%        38%        12%        32%
 (excluding short-term
securities)

Total return(e)                            5.73%     10.11%      5.83%      7.45%      5.98%      0.16%


a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Six months ended October 31, 1998 (Unaudited).
c Commencing on April 5, 1989, IDS Life voluntarily limited total operating expenses to 0.80% of average daily net assets. Had IDS Life not done so, the ratio of expenses to average daily net assets would have been 0.83% for the six months ended Oct. 31, 1998, 0.89% , 0.85%, 0.88%, 0.87% and 0.85% for the
  years ended April 30, 1998, 1997, 1996, 1995 and 1994, respectively.
d Adjusted to an annual basis.
e Total return does not reflect the expenses that apply to the subaccounts or the policies.




    International Equity Portfolio
    Financial Highlights (continued)

    Fiscal period ended April 30,

    Per share income and capital changes(a)

                                               1998(c)             1998             1997           1996       1995b

Net asset value,                               $18.33            $14.73            16.35         $10.29      $10.00
beginning of period
Income from investment operations:
Net investment income (loss)                      .13               .08              .14            .11         .15

Net gains (losses) (both                       (1.16)              4.06             (.24)          6.08         .29
realized and unrealized)
Total from investment operations               (1.03)              4.14             (.10)          6.19         .44
Less distributions:
Dividends from net                              (.13)             (.07)             (.15)          (.13)       (.15)
investment income

Excess distributions from                          --             (.05)               --             --          --
net investment income

Distributions from                              (.62)             (.42)            (1.37)            --          --
realized gains

Total distributions                             (.75)             (.54)            (1.52)          (.13)       (.15)
Net asset value,
end of period                                  $16.55            $18.33           $14.73         $16.35      $10.29

Ratios/supplemental data
                                               1998(c)             1998             1997           1996       1995b

Net assets, end of period                    $227,189          $217,573         $125,874        $52,061      $8,497
(in thousands)

Ratio of expenses to                          1.05%(d)             1.05%            1.05%          1.05%    1.00%(d)
average daily net assets(e)

Ratio of net investment income                1.50%(d)             .49%              .73%           .92%    5.66%(d)
(loss) to average daily net assets

Portfolio turnover rate                           32%              172%              151%           172%      40%
(excluding short-term
securities)

Total return(f)                                (6.09%)           28.41%             (.54%)        60.47%    4.39%




a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Commencement of operations. Period from Oct. 28, 1994 to April 30, 1995.
c Six months ended Oct. 31, 1998 (Unaudited).
d Adjusted to an annual basis.
e IDS Life voluntarily limited total operating expenses. Had IDS not done so, the ratio of expenses to average daily net assets would have been 1.06%, 1.22%, 1.32% and 1.76% for the years ended April 30, 1998, 1997, 1996 and
  1995, respectively.
f Total return does not reflect the expenses that apply to the subaccounts or the policies.


      Investments in securities



      IDS Life Series Fund, Inc.
      Equity Portfolio
      Oct. 31, 1998 (Unaudited)



      (Percentages represent value of investments compared to net assets)




 Common stocks (86.8%)
Issuer                        Shares       Value(a)


 Airlines (1.0%)
 Atlantic Coast Airlines
    Holdings                 100,000(b)  $2,400,000
 SkyWest                     225,000      5,737,500
 Total                                    8,137,500

 Automotive & related (1.2%)
 Dura Automotive
    Systems Cl A             400,000(b)   9,550,000

 Banks and savings & loans (1.7%)
 Creditrust                  125,000(b)   2,148,438
 Towne Services              400,000(b)   2,800,000
 Washington Mutual           225,000      8,423,437
 Total                                   13,371,875

 Commercial finance (0.6%)
 Finova Group                100,000      4,875,000


 Communications equipment & services (2.9%)
 Ascend Communications       150,000(b)   7,237,500
 Com                      21,180,000(b)   2,700,000
 Tekelec                     200,000(b)   3,587,500
 Tellabs                     100,000(b)   5,500,000
 World Access                150,000(b)   3,206,250
 Total                                   22,231,250

            Computers & office equipment (28.0%)
 American Management
 Systems                     150,000(b)   4,603,125
 BEA Systems                 500,000(b)   9,796,875
 BindView Development        200,000(b)   3,600,000
 BMC Software                300,000(b,f)14,418,750
 Cisco Systems               157,500(b)   9,922,500
 Citrix Systems               50,000(b)   3,543,750
 Compuware                   125,000(b)   6,773,438
 CSG  Systems  Intl          200,000(b)  10,900,000
 Documentum                  100,000(b)   3,400,000
 DST Systems                 150,000(b)   7,500,000
 EMC                          50,000(b)   3,218,750
 Extended  Systems           300,000(b)   2,062,500
 FORE  Systems               300,000(b)   4,687,500
 Fundtech                    300,000(b)   4,087,500
 JDA Software Group          400,000(b)   3,800,000
 Legato Systems              225,000(b)   8,803,125
 MAXIMUS                     170,000(b)   4,930,000
 Maxtor                      700,000(b)   7,437,500
 Metzler Group               200,000(b)   8,400,000
 Network  Associates       1,000,000(b)  42,499,999
 PeopleSoft                  125,000(b)   2,648,438
 Pervasive  Software         295,000(b)   2,839,375
 Profit Recovery Group Intl  250,000(b)   7,671,875
 Software.net1                50,000(b)   1,387,500
 Sterling  Commerce          450,000(b)  15,862,499
 SunGard  Data Systems       450,000(b)  15,187,500
 TeleTech   Holdings         100,000(b)     987,500
 Whittman-Hart               350,000(b)   6,956,250
 Total                                  217,926,249

 Electronics (3.6%)
 Amkor Technology            550,000(b)  $2,681,250
 Etec Systems                173,100(b)   5,863,762
 Novellus Systems             75,000(b)   2,910,938
 Sawtek                      150,000(b)   3,028,125
 Teradyne                    100,000(b)   3,250,000
 Uniphase                    200,000(b)   9,900,000
 Total                                   27,634,075


 Financial services (1.4%)
 Capital One Financial        50,000      5,087,500
 Heller Financial            100,000(b)   2,400,000
 Knight/Trimark Group Cl A   400,000(b)   3,250,000
 Total                                   10,737,500

 Food (1.2%)
 Aurora Foods                500,000(b)   8,750,000
 Horizon Organic Holding      50,000(b)     631,250
 Total                                    9,381,250


 Health care (11.0%)
 ALZA                        100,000(b)   4,787,500
 Arterial Vascular Engineering100,000(b)  3,075,000
 Boron,  LePore & Associates 250,000(b)   6,750,000
 Guidant                      80,000(f)   6,120,000
 Maxxim Medical              150,000(b)   3,787,500
 Medicis Pharmaceutical Cl A 225,000(b)  11,278,125
 Pharmaceutical Product
    Development              200,000(b)   5,400,000

 Pharmacyclics               250,000(b)   4,031,250
 Shire Pharmaceuticals
    Group ADR                150,000(b,c) 3,262,500
 Sofamor Danek Group          40,000(b)   4,065,000
 Spiros Development          145,000(b)   1,558,750
 Synaptic Pharmaceutical     200,000(b)   3,112,500
 VISX                         66,700(b)   3,343,338
 Watson Pharmaceuticals      450,000(b)  25,031,249
 Total                                   85,602,712


 Health care services (6.9%)
 HBO & Co                  1,300,000     34,125,000
 Health Management
    Associates Cl A          200,000(b)   3,562,500
 Quintiles Transnational     125,000(b)   5,656,250
 Sunrise Assisted Living     235,400(b)  10,136,913
 Total                                   53,480,663

 Industrial equipment & services (1.0%)
 Iron Mountain               150,000(b)   4,584,375
 Superior Services           150,000(b)   3,150,000
 Total                                    7,734,375



 Insurance (1.6%)
 ACE                         200,000(c)  $6,775,000
 Nationwide Financial
    Services Cl A             67,900      2,817,850
 UNUM                         70,000      3,110,625
 Total                                   12,703,475


 Leisure time & entertainment (0.3%)
 Activision                  200,000(b)   2,112,500


 Media (5.4%)
 Chancellor Media            200,000(b)   7,675,000
 Outdoor Systems             900,000(b)  19,856,250
 Univision Communications
    Cl A                     490,000(b)  14,455,000
 Total                                   41,986,250


 Miscellaneous (1.3%)
 Cumulus Media Cl A          263,300(b)   2,764,650
 Medical Manager             200,000(b)   4,975,000
 Software AG Systems         175,000(b)   2,625,000
 Total                                   10,364,650

 Multi-industry conglomerates (4.0%)
 Giga Information Group      200,000(b)     675,000
 Interim Services            275,000(b)   5,843,750
 Modis Professional Services 300,000(b)   5,287,500
 Personnel Group of America  350,000(b)   5,425,000
 SM&A                        330,000(b)   4,640,625
 Tyco Intl                   150,000(c)   9,290,625
 Total                                   31,162,500


 Restaurants & lodging (0.9%)
 Papa John's Intl            100,000(b)   3,796,875
 Silverleaf Resorts          250,000(b)   2,953,125
 Total                                    6,750,000


 Retail (8.4%)
 CDW Computer Centers        450,000(b,f)33,721,875
 CVS                         200,000      9,137,500
 Kohl's                       85,000(b,f) 4,064,063
 MSC Industrial Direct Cl A  400,000(b)   8,500,000
 Natrol                      175,000(b)   2,012,500
 Rite Aid                    162,000      6,429,375

 Transportation Components 500,000(b)     1,875,000
 Total                                   65,740,313

 Textiles & apparel (0.3%)
 Wolverine World Wide        200,000      2,612,500


 Transportation (1.6%)
 C.H. Robinson Worldwide     250,000      5,546,875
 Covenant Transport          350,000(b)   5,293,750
 Dynamex                     270,000(b)   1,873,125
 Total                                   12,713,750

 Utilities -- telephone (2.4%)
 Cincinnati Bell             200,000      5,187,500
 COLT Telecom Group ADR      200,000(b,c)10,275,000
 Qwest Communications Intl    75,000(b)   2,934,375
 Total                                   18,396,875

 Total common stocks
 (Cost: $560,086,351)                  $675,205,262


 Short-term securities (14.9%)
Issuer      Annualized          Amount     Value(a)
          yield on date     payable at
            of purchase       maturity

 U.S. government agencies (6.5%)
 Federal Home Loan Bank Disc Nt
      11-12-98     5.10%    $7,500,000   $7,487,300
 Federal Home Loan Mtge Corp Disc Nts
      11-13-98     5.15     11,100,000   11,079,477
      11-25-98     4.79      6,500,000    6,478,469
      11-30-98     5.17     15,000,000   14,932,237
      12-18-98     4.79     11,000,000   10,930,187
 Total                                   50,907,670

 Commercial paper (8.4%)
Alcoa Aluminum Co of America

      11-17-98     5.30      3,100,000    3,092,285
 Associates Corp North America
      11-02-98     5.71      2,700,000    2,699,144
 BellSouth Capital Funding
      11-03-98     5.28      5,900,000(d) 5,897,414
 BMW US Capital
      12-07-98     5.09        800,000      795,831
 CAFCO
      11-06-98     5.53      1,700,000(d) 1,698,445
 Glaxo Wellcome
      11-25-98     5.09      6,400,000(d) 6,377,467
 GTE Funding
      11-06-98     5.31      4,300,000    4,296,209

 Merrill Lynch
      12-07-98     5.12      5,200,000    5,172,797
 Natl Rural Utilities
      12-14-98     5.10      2,100,000    2,086,987
 Paccar Financial
      11-04-98     5.27      3,000,000    2,998,250
 Pfizer
      11-24-98     5.09      8,200,000(d) 8,172,284
 Pioneer Hi-Bred
      11-09-98     5.11      5,000,000    4,993,625
      12-04-98     5.12      4,500,000    4,478,325
      12-07-98     5.10      5,800,000    5,769,776
 Reed Elsevier
      11-04-98     5.27        800,000(d)   799,533
      12-04-98     5.07      6,000,000(d) 5,971,384
 Total                                   65,299,756


 Total short-term securities
 (Cost: $116,211,063)                  $116,207,426


 Total investments in securities
 (Cost: $676,297,414)(g)               $791,412,688



See accompanying notes to investments in securities.



     Investments in Securities



      IDS Life Series Fund, Inc.
      Equity Portfolio




 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Oct. 31, 1998, the value of foreign securities represented 3.80% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(e) Investments  representing 5% or more of the outstanding voting securities of the issuer.  Transactions  with companies that are or were affiliates during the six months ended Oct. 31, 1998 are as follows:
Issuer                      Beginning      PurchaseSales         Ending    Dividend      Value(a)
 cost                            cost          costcost          income

Rock of Ages*              $5,604,628             $--        $5,604,628         $--           $--          $--
Tier Technologies*                 --       6,027,188         6,027,188          --            --           --
Total                      $5,604,628      $6,027,188       $11,631,816         $--           $--          $--

*Issuer was not an affiliate for the entire period ended Oct. 31, 1998.

(f) At Oct. 31, 1998, securities valued at $16,214,063 were held to cover open call options written as follows:

Issuer                    Shares   Exercise      Expiration       Value(a)
                                      price            date

CDW Computer Centers     130,000        $60      April 1999     $2,632,500
CDW Computer Centers      50,000         75       Dec. 1998        325,000
Guidant                   20,000         70       Dec. 1998        185,000
Kohl's                    25,000         45       Dec. 1998        126,563
                                                                $3,269,063

At Oct. 31, 1998, cash or short-term securities were designated to cover open put options written as follows:

Issuer            Shares      Exercise       Expiration         Value(a)
                                 price             date

BMC Software      80,000           $40        Jan. 1999         $515,000


(g) At Oct. 31, 1998, the cost of securities for federal income tax purposes was approximately $676,297,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation..........................$156,517,000
Unrealized depreciation...........................(41,401,000)
Net unrealized appreciation......................$115,116,000



     Investments in Securities


      IDS Life Series Fund, Inc.
      Income Portfolio
      Oct. 31, 1998 (Unaudited)


      (Percentages represent value of investments compared to net assets)



 Bonds (94.6%)

Issuer                                                Coupon                 Principal                 Value(a)
                                                        rate                    amount

 Government obligations (5.7%)
 City of Moscow
    (U.S. Dollar)
        05-31-00                                       9.50%                  $250,000(b,c)            $63,750
 Govt of Russia
    (Russian Ruble)
        12-15-20                                       6.63                    200,000(b)               15,250
    (U.S. Dollar)
        07-24-05                                       8.75                    150,000(b,c)             28,500
        06-24-28                                      12.75                     75,000(b,c)             17,578
        12-29-49                                       6.63                      3,508(b)                  351
 People's Republic of China
    (U.S. Dollar)
        07-03-01                                       7.38                    100,000(b)              100,370
 Republic of Argentina
    (Argentine Peso)
        02-12-07                                      11.75                    250,000(b)              197,656
 Republic of Korea
    (U.S. Dollar)
        04-15-08                                       8.88                    200,000(b)              181,906
 Republic of Panama
    (U.S. Dollar)
        02-13-02                                       7.88                    250,000(b,c)            240,625
 Republic of Philippines
    (U.S. Dollar)
        04-15-08                                       8.88                    500,000(b)              452,499
 United Mexican States
    (U.S. Dollar)
        05-15-26                                      11.50                    250,000(b)              257,344
    (U.S. Dollar) Series A
        12-31-19                                       6.25                    250,000(b)              188,125
 U.S. Treasury
        11-15-27                                       6.13                  3,000,000               3,384,012
 Total                                                                                               5,127,966


 Mortgage-backed securities (22.0%)
 Federal Home Loan Mtge Corp
        06-01-09                                       5.50                    655,514                 653,423
        08-01-11                                       6.50                  1,792,681               1,819,679
        03-01-13                                       5.50                    955,134                 943,867
        06-15-20                                       8.00                    159,092                 164,175
    Collateralized Mtge Obligation
        04-15-22                                       8.50                  1,000,000               1,087,170
 Federal Natl Mtge Assn
        03-15-01                                       5.63                    600,000                 614,628
        04-15-03                                       5.75                  2,000,000               2,074,622
        02-15-08                                       5.75                    500,000                 518,888
        06-01-10                                       6.50                    905,508                 921,128
        02-01-11                                       6.00                  1,580,180               1,589,961
        09-01-13                                       6.00                  1,971,375               1,978,922
        07-01-26                                       7.00                  1,739,696               1,777,673
        12-01-27                                       6.00                  2,472,723               2,443,811
        12-01-27                                       6.50                  2,141,954               2,158,164
        Collateralized Mtge Obligation
        01-25-21                                       8.00                     40,398                  40,326
 Merrill Lynch Mtge Investors
        06-15-21                                       7.86                    145,594(c)              142,045

 Morgan Stanley Capital
    Collateralized Mtge Obligation
        11-15-28                                       6.59%                  $658,495                $663,433
 Total                                                                                              19,591,915


 Aerospace & defense (0.7%)
 BE Aerospace
    Sr Sub Nts Series B
        02-01-06                                       9.88                    100,000                 104,125
 Goodrich (BF)
        07-01-01                                       9.63                    150,000                 166,420
 Newport News Shipbuilding
    Sr Nts
        12-01-06                                       8.63                     75,000                  78,469
 Northrop-Grumman
        03-01-06                                       7.00                    250,000                 262,502
 Total                                                                                                 611,516


 Airlines (0.5%)
 Continental Airlines
    Series 1996A
        04-15-15                                       6.94                    381,646                 415,761


 Automotive & related (0.5%)
 Arvin Capital
    Company Guaranty
        02-01-27                                       9.50                    250,000                 291,701
 MSX Intl
    Company Guaranty
        01-15-08                                      11.38                    125,000                 125,313
 Total                                                                                                 417,014


 Banks and savings & loans (8.5%)
 Banca Commercial Italian
    (U.S. Dollar)
        07-15-07                                       8.25                    300,000(b)              344,523
 Banco General
    (U.S. Dollar)
        08-01-02                                       7.70                    350,000(b,c)            335,525
 Capital One Bank
        05-15-08                                       6.70                    500,000                 477,661
 Comerica Bank
    Sub Nts
        10-01-08                                       6.00                    500,000                 499,508
 Corp Andina de Fomento
    (U.S. Dollar)
        02-01-03                                       7.10                    300,000(b)              302,567
 Crestar Capital
    Company Guaranty
        12-15-26                                       8.16                    350,000                 374,282
 Dao Heng Bank
    (U.S. Dollar) Sub Nts
        01-24-07                                       7.75                    500,000(b,c)            381,023
 Fleet Financial Group
    Sub Deb
        01-15-28                                       6.88                    300,000                 299,770

 Fleet/Norstar Financial Group
    Sub Nts
        12-01-01                                       9.00                    200,000                 222,287
 Greenpoint Capital
    Company Guaranty
        06-01-27                                       9.10                    200,000                 228,044
 Hubco Capital
    Company Guaranty Series B
        02-01-27                                       8.98                    500,000                 532,160
 MBNA American Bank
    Sub Nts
        03-15-08                                       6.75                    500,000                 497,892
 Mellon Capital
    Company Guaranty Series A
        12-01-26                                       7.72                    500,000                 497,680
 Norwest
    Sr Medium-term Nts Series G
        09-15-02                                       6.38                    400,000                 415,805
 Provident Companies
        03-15-38                                       7.41                    500,000                 496,453
 Union Planters Bank
    Sub Nts
        03-15-18                                       6.50                    500,000                 501,338
 US Bancorp
    Sub Nts
        09-15-07                                       6.88                    400,000                 424,881
 Wachovia
    Sub Nts
        08-04-08                                       6.25                    500,000                 518,028
 Washington Mutual Capital
    Company Guaranty
        06-01-27                                       8.38                    200,000                 214,030
 Total                                                                                               7,563,457

 Building materials & construction (1.6%)
 Carlisle Companies
    Sr Nts
        01-15-07                                       7.25                    500,000                 550,819
 Pulte
    Sr Nts
        12-15-03                                       7.00                    300,000                 318,566
 Southdown
    Sr Sub Nts Series B
        03-01-06                                      10.00                     50,000                  53,250
 Tyco Intl Group
    (U.S. Dollar) Company Guaranty
        06-15-03                                       6.25                    500,000(b)              514,448
 Total                                                                                               1,437,083


 Chemicals (1.2%)
 IMC Global
        10-15-01                                       6.63                    500,000                 497,560
 USA Waste Services
    Sr Nts
        10-01-07                                       7.13                    500,000                 546,277
 Total                                                                                               1,043,837

 Commercial finance (0.1%)
 Netia Holdings
    (U.S. Dollar) Company Guaranty Series B
        11-01-07                                      10.25                    100,000(b)               73,500


 Communications equipment & services (2.3%)
 Facilicom Intl
    Sr Nts Series B
        01-15-08                                      10.50                    250,000                 192,813
 Iridium LLC/Capital
    Company Guaranty Series C
        07-15-05                                      11.25                     40,000                  30,400
 IXC Communications
    Sr Sub Nts
        04-15-08                                       9.00                    250,000                 244,375
 Jordan Telecommunications Products
    Sr Nts Series B
        08-01-07                                       9.88                    250,000                 230,000
 KMC Telecom Holdings
    Zero Coupon Sr Disc Nts
        02-15-03                                      12.78                    700,000(e)              322,000
 Level 3 Communications
    Sr Nts
        05-01-08                                       9.13                    225,000                 212,625
 MJD Communications
        05-01-08                                       9.50                    100,000(c)               99,750
 NTL
    Zero Coupon Sr Nts
        04-01-03                                       9.78                    190,000(c,e)            103,550
 PhoneTel Technologies
    Sr Nts
        12-15-06                                      12.00                    125,000(g)               28,750
 US West Capital Funding
    Company Guaranty
        07-15-28                                       6.88                    500,000                 519,072
 Versatel Telecom
    (U.S. Dollar) Sr Nts
        05-15-08                                      13.25                    100,000(b,c)             92,000
 Total                                                                                               2,075,335


 Computers & office equipment (0.1%)
 PSINet
    Sr Nts Series B
        02-15-05                                      10.00                     50,000                  49,000


 Electronics (0.9%)
 Hyundai Semiconductor
    (U.S. Dollar) Sr Nts
        05-15-07                                       8.63                    500,000(b,c)            371,917
 Thomas & Betts
        01-15-06                                       6.50                    400,000                 417,914
 Total                                                                                                 789,831



 Energy (3.5%)
 Forcenergy
    Sr Sub Nts
        11-01-06                                       9.50                     50,000                  36,313
 Gulf Canada Resources
        07-01-05                                       9.63                    500,000                 495,000
 Honam Oil Refinery
    (U.S. Dollar)
        10-15-05                                       7.13                    250,000(b,c)            136,950
 Lodestar Holdings
    (U.S. Dollar) Sr Nts
        05-15-05                                      11.50                    250,000(b,c)            197,500
 Oryx Energy
        10-15-05                                       8.13                    500,000                 540,184
 R & B Falcon
        04-15-08                                       6.95                    500,000                 495,887
 Roil
    (U.S. Dollar)
        12-05-02                                      12.78                    228,500(b,c)             57,125
 Tatneft Finance
    (U.S. Dollar) Company Guaranty
        10-29-02                                       9.00                    250,000(b,c)             40,000
 Trizec Hahn
    Sr Nts
        09-15-04                                       9.50                    100,000                  98,500
 USX
        03-01-08                                       6.85                    500,000                 510,631
 Woodside Petroleum
    (U.S. Dollar)
        04-15-08                                       6.60                    500,000(b,c)            499,628
 Total                                                                                               3,107,718

 Energy equipment & services (1.7%)
 DI Inds
    Sr Nts
        07-01-07                                       8.88                    150,000                 106,500
 Foster Wheeler
        11-15-05                                       6.75                    300,000                 303,665
 Global Marine
        09-01-07                                       7.13                    500,000                 527,884
 Pioneer Natural Resource
        01-15-08                                       6.50                    500,000                 462,757
 Pool Energy Services
    Company Guaranty Series B
        04-01-08                                       8.63                    100,000                  95,500
 Total                                                                                               1,496,306


 Financial services (5.7%)
 Airplanes GPA Cl D
    (U.S. Dollar) Series 1
        03-15-19                                      10.88                    100,000(b)              112,957
 American General Finance
        11-01-03                                       5.75                    500,000                 498,135
 Arcadia Financial
    Sr Nts
        03-15-07                                      11.50                    130,000                  84,500

 Associates
    Sr Nts
        11-01-03                                       5.75                    350,000                 354,076
 Avco Financial Services
    Sr Nts
        07-15-99                                       7.25                    300,000                 304,868
 Barclays North America Capital
        05-15-21                                       9.75                    300,000                 346,360
 BB & T
        06-30-25                                       6.38                    500,000                 512,592
 Capital One Financial
        08-01-08                                       7.13                    500,000                 512,796
 Countrywide Funding
    Company Guaranty Medium-term Nts
    Series A
        03-01-99                                       8.42                    300,000                 303,289
 Household Finance
    Medium-term Nts Series E
        06-17-08                                       6.40                    500,000                 497,829
 Providian Master Trust
    Series 1997-4 Cl A
        06-15-07                                       6.25                    500,000                 519,329
 Providian Natl Bank
    Sr Nts
        03-15-03                                       6.70                    500,000                 508,809
 Wilmington Trust
        05-01-08                                       6.63                    500,000                 512,909
 Total                                                                                               5,068,449


 Food (0.3%)
 Ameriserve Food Distributions
    Company Guaranty
        07-15-07                                      10.13                    100,000                  82,125
 Chiquita Brands Intl
    Sr Nts
        01-15-04                                       9.63                    100,000                 102,250
 Daya Guna
    (U.S. Dollar) Company Guaranty
        06-01-07                                      10.00                    100,000(b,c)             59,500
 Total                                                                                                 243,875

 Furniture & appliances (0.1%)
 Interface
    Sr Sub Nts Series B
        11-15-05                                       9.50                    100,000                 106,000


 Health care (0.8%)
 Alaris Medical Systems
    Company Guaranty
        12-01-06                                       9.75                    150,000                 145,875
 Watson Pharmaceuticals
    Sr Nts
        05-15-08                                       7.13                    500,000                 525,916
 Total                                                                                                 671,791


 Health care services (2.8%)
 Cardinal Health
        07-15-08                                       6.25                    500,000                 512,358
 Columbia/HCA Healthcare
        06-15-05                                       6.91                    100,000                  96,403
 HEALTHSOUTH
        06-15-08                                       7.00                    500,000                 472,968
 Magellan Health Services
    Sr Sub Nts
        02-15-08                                       9.00                    125,000(c)              106,563
 Manor Care
    Sr Nts
        06-15-06                                       7.50                    250,000                 270,093
 Oxford Health Plans
    Sr Nts
        05-15-05                                      11.00                     50,000(c)               39,063
 Paracelsus Healthcare
    Sr Sub Nts
        08-15-06                                      10.00                    350,000                 313,250
 Service Corp Intl
        03-15-20                                       6.30                    500,000                 521,188
 Tenet Healthcare
    Sr Sub Nts
        12-01-08                                       8.13                    200,000(c)              198,156
 Total                                                                                               2,530,042

 Household products (0.3%)
 Revlon Consumer Products
    Sr Nts
        02-01-06                                       8.13                    250,000                 243,125


 Industrial equipment & services (2.9%)
 AGCO
    Sr Sub Nts
        03-15-06                                       8.50                    175,000                 157,938
 ARAMARK Services
    Company Guaranty
        12-01-06                                       7.10                    500,000                 527,243
 Case
        08-01-05                                       7.25                    400,000                 437,763
 Ingersoll-Rand
    Sr Nts
        02-15-01                                       6.26                    500,000                 516,039
 Jorgensen (Earle M)
    Sr Nts
        04-01-05                                       9.50                    275,000                 236,500
 Motor & Gears
    Sr Nts Series D
        11-15-06                                      10.75                    250,000                 246,875
 Terex
    Company Guaranty
        04-01-08                                       8.88                    250,000                 227,500
 Wesco Distribution
    Company Guaranty Series B
        06-01-08                                       9.13                    250,000                 245,000
 Total                                                                                               2,594,858


 Insurance (2.3%)
 American General Institute Capital
    Company Guaranty Series A
        12-01-45                                       7.57                    250,000(c)              253,547
 American United Life Insurance
        03-30-26                                       7.75                    200,000(c,f)            217,122
 Americo Life
    Sr Sub Nts
        06-01-05                                       9.25                    100,000                  99,375
 Conseco Financing Trust
    Company Guaranty
        11-15-26                                       8.70                    300,000                 309,302
 Orion Capital
    Company Guaranty
        04-15-28                                       7.70                    250,000                 257,125
 SAFECO Capital
    Company Guaranty
        07-15-37                                       8.07                    500,000                 509,637
 Veritas Holdings
    (U.S. Dollar) Sr Nts
        12-15-03                                       9.63                    127,000(b)              131,763
 Zurich Capital
    (U.S. Dollar) Company Guaranty
        06-01-37                                       8.38                    250,000(b,c)            279,071
 Total                                                                                               2,056,942

 Leisure time & entertainment (2.1%)
 Hammons (JQ) Hotels
    1st Mtge
        02-15-04                                       8.88                    250,000                 236,563
 Mirage Resorts
        02-01-08                                       6.75                    500,000                 496,029
 Riviera Holdings
    Company Guaranty
        08-15-04                                      10.00                    250,000                 213,125
 SFX Entertainment
    Company Guaranty Series B
        02-01-08                                       9.13                     50,000                  46,625
 Time Warner
        02-01-24                                       7.57                    350,000                 375,163
 Trump Holdings & Funding
    Sr Nts
        06-15-05                                      15.50                    250,000                 246,563
 United Artists Theatres
    Series 1995A
        07-01-15                                       9.30                     95,481                  87,485
 Venetian Casino/LV Sands
    Company Guaranty
        11-15-04                                      12.25                    150,000                 133,875
 Total                                                                                               1,835,428


 Media (3.8%)
 CBS
    Sr Nts
        05-20-05                                       7.15                    500,000                 519,504


 Comcast
    Sr Sub Deb
        10-15-06                                       9.13                    500,000                 516,250
 Globo Communicacoes Participacoes
    (U.S. Dollar) Sr Nts
        12-05-08                                      10.63                    275,000(b,c)            149,558
 Grupo Televisa
    (U.S. Dollar) Sr Nts
        05-15-06                                      11.88                    100,000(b)               97,750
 Lamar Advertising
    Company Guaranty
        12-01-06                                       9.63                    275,000                 290,469
 Lenfest Communications
    Sr Nts
        11-01-05                                       8.38                    250,000                 257,813
 MDC Communications
    (U.S. Dollar) Sr Sub Nts
        12-01-06                                      10.50                    100,000(b)              101,500
 Quebecor Printing Capital
    Company Guaranty
        01-15-07                                       7.25                    500,000                 536,263
 TCI Communications
        08-01-15                                       8.75                    350,000                 429,983
 Time Warner Entertainment
    Sr Nts
        07-15-33                                       8.38                    250,000                 297,183
 Viacom Intl
        09-15-01                                      10.25                    100,000                 108,500
    Sub Deb
        07-07-06                                       8.00                    100,000                 103,500
 Total                                                                                               3,408,273

 Metals (0.7%)
 Alcan Aluminum
    (U.S. Dollar)
        01-15-22                                       8.88                    200,000(b)              224,284
 Grupo Minero Mexico
    (U.S. Dollar) Company Guaranty Series A
        04-01-08                                       8.25                    250,000(b)              202,499
 Imexsa Export Trust
    (U.S. Dollar)
        05-31-03                                      10.13                    192,195(b,c)            154,237
 NSM Steel
    Company Guaranty
        02-01-06                                      12.00                    250,000                  52,500
 Total                                                                                                 633,520


 Miscellaneous (5.4%)
 Adams Outdoor Advertising
    Sr Nts
        03-15-06                                      10.75                    100,000                 105,250
 Argentine Republic
    (U.S. Dollar)
        03-31-23                                       5.75                    330,000(b)              231,206
 Bistro Trust
    Sub Nts
        12-31-02                                       9.50                    250,000                 238,338


 California Infrastructure
    San Diego Gas & Electric
        03-25-02                                       6.04                    500,000                 502,610
 Southern California Edison
        03-25-02                                       6.14                  1,000,000               1,006,989
 Chattem
    Company Guaranty Series B
        04-01-08                                       8.88                    250,000                 243,750
 Delphes  2
    (U.S. Dollar)
        05-05-09                                       7.75                    600,000(b,c)            587,250
 Grant Geophysical
    Company Guaranty Series B
        02-15-08                                       9.75                    100,000                  76,625
 Great Central Mines
    (U.S. Dollar) Sr Nts
        04-01-08                                       8.88                    250,000(b)              241,250
 Guangdong Enterprises
    (U.S. Dollar) Sr Nts
        05-22-07                                       8.88                    200,000(b,c)             70,000
 Hyder
    (U.S. Dollar)
        12-15-07                                       6.88                    500,000(b,c)            525,316
 ISG Resources
    Sr Sub Nts
        04-15-08                                      10.00                    140,000                 139,825
 M & I Capital
    Company Guaranty
        12-01-26                                       7.65                    300,000                 304,860
 Ormet
    Company Guaranty
        08-15-08                                     11.00                     200,000(c)              186,250
 Oshkosh Truck
    Company Guaranty
        03-01-08                                       8.75                    250,000                 242,500
 Outsourcing Solutions
    Sr Sub Nts Series B
        11-01-06                                      11.00                    140,000                 128,100
 Total                                                                                               4,830,119

 Multi-industry conglomerates (2.3%)
 Coltec Inds
    Company Guaranty
        04-15-08                                       7.50                    500,000                 484,374
 Crane
        06-15-99                                       7.25                    300,000                 303,554
 Hutchison Whampoa Finance
    (U.S. Dollar) Company Guaranty Series A
        08-01-07                                       6.95                    250,000(b,c)            227,751
    (U.S. Dollar) Company Guaranty Series B
        08-01-17                                       7.45                    125,000(b,c)             99,897
 Pierce Leahy
    Company Guaranty
        05-15-08                                       8.13                    200,000(c)              187,250
 Prime Succession
    Sr Sub Nts
        08-15-04                                      10.75                     85,000                  79,156

 USI American Holdings
    Sr Nts Series B
        12-01-06                                       7.25                    425,000                 449,120
 Westinghouse Electric
        06-01-01                                       8.88                    250,000                 268,619
 Total                                                                                               2,099,721


 Paper & packaging (2.1%)
 Ball
    Sr Sub Nts
        08-01-08                                       8.25                    250,000                 258,750
 Chesapeake
        05-01-03                                       9.88                    100,000                 118,162
 Doman Inds
    (U.S. Dollar)
        03-15-04                                       8.75                    500,000(b)              360,000
 Gaylord Container
    Sr Nts
        06-15-07                                       9.75                    150,000                 114,375
    Sr Nts Series B
        06-15-07                                       9.38                    100,000                  76,250
 Intl Paper
        11-15-12                                       5.13                     85,000                  76,665
 Owens-Illinois
    Sr Nts
        05-15-07                                       8.10                    250,000                 263,010
        05-15-08                                       7.35                    250,000                 251,178
 Quno
    (U.S. Dollar) Sr Nts
        05-15-05                                       9.13                    250,000(b)              263,125
 Silgan Holdings
        06-01-09                                       9.00                    100,000                  94,375
 Total                                                                                               1,875,890


 Real estate investment trust (0.4%)
 Property Trust of America
        02-15-14                                       7.50                    300,000                 316,788

 Restaurants & lodging (0.5%)
 MGM Grand
        02-06-08                                       6.88                    500,000                 445,331

 Retail (2.0%)
 Amazon.com
    Zero Coupon Sr Disc Nts
        05-01-03                                      10.00                    250,000(e)              142,813
 Federated Dept Stores
        02-15-28                                       7.00                    250,000                 246,595
 Kroger
    Sr Nts
        07-15-06                                       8.15                    500,000                 547,371
 Maxim Group
    Company Guaranty Series B
        10-15-07                                       9.25                    250,000                 250,000

 Meyer (Fred)
    Company Guaranty
        03-01-08                                       7.45                    250,000                 262,460
 Pep Boys - Manny, Moe & Jack
        06-01-05                                       7.00                    300,000                 315,088
 Total                                                                                               1,764,327


 Textiles & apparel (0.6%)
 Hilfiger, (Tommy) USA
    Company Guaranty
        06-01-03                                       6.50                    500,000                 519,955


 Transportation (1.5%)
 Enterprise Rent-A-Car USA Finance
        02-15-08                                       6.80                    200,000(c)              196,646
    Medium-term Nts
        12-15-99                                       8.75                    300,000(c)              310,826
 Greater Beijing
    (U.S. Dollar) Sr Nts
        06-15-04                                       9.75                    100,000(b,c)             43,000
 Ryder System
    Series N
        05-15-01                                       9.25                    150,000                 163,818
 Union Pacific
        02-01-08                                       6.63                    500,000                 505,609
 Zhuhai Highway
    (U.S. Dollar) Sub Nts
        07-01-08                                      12.00                    250,000(b,c)            125,000
 Total                                                                                               1,344,899

 Utilities -- electric (3.8%)
 CalEnergy
    Sr Nts
        09-15-06                                       9.50                    250,000(c)              275,313
 California Infrastructure
    Pacific Gas & Electric
        06-25-02                                       6.15                  1,000,000               1,007,360
 Cleveland Electric Illuminating
    1st Mtge Series B
        05-15-05                                       9.50                    100,000                 111,647
 CMS Energy
    Sr Nts
        05-15-02                                       8.13                    200,000                 212,619
    Sr Nts Series B
        11-15-00                                       7.38                    300,000                 307,710
 Connecticut Light & Power
    1st Mtge Series C
        06-01-02                                       7.75                    250,000                 265,355
 El Paso Electric
    1st Mtge Series D
        02-01-06                                       8.90                    100,000                 111,625
 Espirito Santo - Escelsa
    (U.S. Dollar)
        07-15-07                                      10.00                    250,000(b)              137,500

 Houston Inds
        06-01-01                                       9.38                    150,000                 166,082
 Israel Electric
    (U.S. Dollar) Sr Nts
        12-15-06                                       7.25                    300,000(b)              312,264
 Midland Funding
    Series A
        07-23-05                                      11.75                    100,000                 115,000
 Sithe Independence Funding
    Series A
        12-30-13                                       9.00                    100,000                 123,775
 Western Massachusetts Electric
    1st Mtge Series B
        07-01-01                                       7.38                    250,000                 259,731
 Total                                                                                               3,405,981

 Utilities -- gas (0.7%)
 Columbia Gas System
    Series E
        11-28-10                                       7.32                    500,000                 542,181
 Southwest Gas
    Series F
        06-15-02                                       9.75                    100,000                 113,993
 Total                                                                                                 656,174


 Utilities -- telephone (4.5%)
 Airtouch Communications
        05-01-08                                       6.65                    500,000                 526,584
 Cable & Wireless Communications
    (U.S. Dollar)
        03-06-03                                       6.38                    500,000(b)              510,457
 Call-Net Enterprises
    (U.S. Dollar) Sr Nts
        08-15-08                                       8.00                    175,000(b)              164,500
 Grupo Iusacell
    (U.S. Dollar)
        07-15-04                                      10.00                    100,000(b)               72,250
 GTE Florida
        02-01-28                                       6.86                    500,000                 526,068
 GTE North
    Series F
        02-15-10                                       6.38                    500,000                 529,455
 Intermedia Communications
    Sr Nts Series B
        11-01-07                                       8.88                    100,000                  97,500
 McLeod USA
    Sr Nts
        03-15-08                                       8.38                    105,000                 100,275
 MetroNet Communications
    (U.S. Dollar) Zero Coupon Sr Disc Nts
        06-15-03                                      10.03                    300,000(b,e)            168,000
 Philippine Long Distance Telephone
    (U.S. Dollar) Medium-term Nts Series E
        03-06-07                                       7.85                    250,000(b,c)            200,663

 Primus Telecommunications Group
    Sr Nts
        08-01-04                                      11.75                    200,000                 185,000
 Qwest Communications Intl
        11-01-08                                       7.50                    500,000(c)              508,750
 WorldCom
    Sr Nts
        01-15-04                                       9.38                    435,000                 453,212
 Total                                                                                               4,042,714

 Total bonds
    (Cost: $85,218,444)                                                                            $84,494,441



 Other (--%)
Issuer                        Shares       Value(a)

 Intermedia Communications
    Warrants                     100         $5,490
 KMC Telecom Holdings
    Warrants                     700          2,188
 Primus Telecommunications
    Warrants                     200          4,000
 Versatel
    Warrants                     100          1,000
 Total                                       12,678

 Total other
 (Cost: $5,331)                             $12,678





 Short-term securities (4.5%)
Issuer      Annualized          Amount     Value(a)
          yield on date     payable at
            of purchase       maturity

 U.S. government agencies
 Federal Home Loan Mtge Corp Disc Nts
      11-30-98     5.13%      $500,000     $497,875
      12-10-98     4.83        900,000      895,190
 Federal Natl Mtge Assn Disc Nts
      11-09-98     5.12      1,600,000    1,597,960
      11-17-98     5.12      1,000,000      997,596
 Total                                    3,988,621


 Total short-term securities
 (Cost: $3,988,621)                      $3,988,621



 Total investments in securities
 (Cost: $89,212,396)(h)                 $88,495,740

See accompanying notes to investments in securities.


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Oct. 31, 1998, the value of foreign securities represented 12.25% of net assets.

(c)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(f) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Oct. 31, 1998, is as follows:

Security                             Acquisition                       Cost
                                            date

American United Life Insurance*
   7.75% 2026                           02-13-96                   $200,000

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(g) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(h) At Oct. 31, 1998, the cost of securities for federal income tax purposes was
approximately   $89,167,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation...............................$2,934,000
Unrealized depreciation...............................(3,605,000)

Net unrealized depreciation.......................... $ (671,000)

     Investments in Securities


      IDS Life Series Fund, Inc.
      Money Market Portfolio
      Oct. 31, 1998 (Unaudited)



      (Percentages represent value of investments compared to net assets)


 Short-term securities (99.8%)
Issuer      Annualized          Amount     Value(a)
          yield on date     payable at
            of purchase       maturity

 U.S. government agency (3.0%)
 Federal Home Loan Mtge Corp Disc Nt
      11-17-98     4.80%    $1,100,000   $1,097,512

 Total U.S. government agency
 (Cost: $1,097,512)                      $1,097,512


 Commercial paper (93.1%)

 Automotive & related (7.8%)
 Daimler-Benz
      11-16-98     5.58      1,200,000    1,197,077
 Toyota Motor Credit
      02-04-99     5.18      1,700,000    1,676,880
 Total                                    2,873,957


 Banks and savings & loans (5.4%)
 BBV Finance (Delaware)
      01-20-99     5.60      1,500,000    1,481,539
 Westpac Capital
      11-30-98     5.60        500,000      497,708
 Total                                    1,979,247


 Broker dealers (13.4%)
 Goldman Sachs Group
      03-18-99     5.23        600,000      588,224
 Merrill Lynch
      11-12-98     5.61      1,000,000      998,187
 Morgan Stanley, Dean Witter, Discover & Co
      02-01-99     5.12      1,700,000    1,677,822
 Salomon Smith Barney
      02-10-99     5.25      1,700,000    1,675,098
 Total                                    4,939,331


 Commercial finance (6.7%)
                  CAFCO

      02-04-99     5.17        900,000(b)   887,760
 New Center Asset Trust
      11-19-98     5.53      1,600,000    1,595,381
 Total                                    2,483,141


 Electronics (4.1%)
 Siemens Capital
      11-19-98     5.04      1,500,000    1,496,026

 Financial services (22.3%)
 Avco Financial Services
      12-23-98     5.44      1,400,000    1,388,952
 GMAC
      01-27-99     5.11      1,800,000    1,777,824
 Household Finance
      11-24-98     5.27      1,700,000    1,694,073

 Sheffield
      01-13-99     5.32      1,700,000(b) 1,681,654
 Windmill Funding
      11-23-98     5.36      1,700,000(b) 1,694,212
 Total                                    8,236,715

 Health care (4.3%)
 Pfizer
      11-02-98     5.53      1,600,000(b) 1,599,511

 Industrial equipment & services (4.6%)
 Illinois Tool Works
      01-05-99     5.22      1,700,000    1,683,949

 Insurance (7.8%)
 American General Finance
      11-13-98     5.60      1,500,000(b) 1,497,015
 USAA Captial
      11-06-98     5.10      1,400,000    1,398,810
 Total                                    2,895,825


 Metals (3.5%)
 Alcoa Aluminum Co of America
      11-02-98     5.30      1,300,000    1,299,619

 Miscellaneous (11.0%)
 CIT Group Holdings
      11-19-98     5.10      1,500,000    1,495,978
 CXC
      01-14-99     5.25      1,500,000(b) 1,483,750
 Delaware Funding
      11-16-98     5.42      1,100,000(b) 1,097,360
 Total                                    4,077,088


            Utilities -- telephone (2.2%)
 GTE Funding
      11-18-98     5.14        800,000      797,948

 Total commercial paper
 (Cost: $34,362,357)                    $34,362,357


 Letter of credit (3.8%)
 Bank of America-
 AES Hawaii
      12-03-98     5.21      1,400,000    1,393,365


 Total letter of credit
 (Cost: $1,393,365)                      $1,393,365


 Total investments in securities
(Cost: $36,853,234)(c)                  $36,853,234



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(c) Also represents the cost of securities for federal income tax purposes at Oct. 31, 1998.

      Investments in Securities


      IDS Life Series Fund, Inc.
      Managed Portfolio
      Oct. 31, 1998 (Unaudited)


      (Percentages represent value of investments compared to net assets)


 Common stocks (60.2%)
 Issuer                       Shares       Value(a)

 Aerospace & defense (0.6%)
 General Motors Cl H          85,000     $3,251,250


 Automotive & related (2.3%)
 Danaher                     140,000      5,591,250
 Federal-Mogul                65,000      3,522,187
 Tower Automotive            170,000(b)   3,782,500
 Total                                   12,895,937

 Banks and savings & loans (3.7%)
 Bank One                     81,000      3,958,875
 Mellon Bank                  80,000      4,810,000
 Norwest                     207,000      7,697,812
 Washington Mutual           118,050      4,419,497
 Total                                   20,886,184


 Chemicals (1.1%)
 Waste Management            140,000      6,317,500


 Commercial finance (0.7%)
 Finova Group                 82,900      4,041,375


 Communications equipment & services (0.7%)
 Ericsson (LM) ADR Cl B       60,000(c)   1,357,500
 Northern Telecom             60,000(c)   2,568,750
 Total                                    3,926,250


 Computers & office equipment (10.0%)
 3Com                        184,600(b)   6,657,138
 America Online               30,000(b)   3,811,875
 BMC Software                157,000(b)   7,545,812
 Cisco Systems               140,000(b)   8,819,999
 Compaq Computer             120,000      3,795,000
 EMC                          82,000(b)   5,278,750
 Fiserv                       40,000(b)   1,860,000
 Intl Business Machines       40,000      5,937,500
 Microsoft                   112,100(b)  11,868,587
 PeopleSoft                    3,800(b)      80,513
 Total                                   55,655,174


 Electronics (1.7%)
 Intel                        60,000      5,351,250
 Maxim Integrated Products   110,000(b)   3,925,625
 Total                                    9,276,875


 Financial services (2.1%)
 Citigroup                    86,500      4,070,906
 Household Intl              106,700      3,901,219
 Mutual Risk Management      111,666(c)   3,775,707
 Total                                   11,747,832

 Food (1.5%)
 Suiza Foods                 145,000(b)   4,730,625
 U.S. Foodservice             80,000(b)   3,800,000
 Total                                    8,530,625


 Health care (7.1%)
 ALZA                        120,000(b)   5,745,000
 Guidant                      50,000      3,825,000
 Immunex                      65,000(b)   4,489,063
 Pfizer                       76,000      8,155,750
 Schering-Plough              51,200      5,267,200
 Sofamor Danek Group          80,000(b)   8,130,000
 Sybron Intl                 173,800(b)   4,301,550
 Total                                   39,913,563

 Health care services (1.6%)
 Service Corp Intl           160,000      5,700,000
 Tenet Healthcare            120,000(b)   3,352,500
 Total                                    9,052,500


 Household products (1.0%)
 Newell                      100,000      4,400,000
 ServiceMaster                65,000      1,373,125
 Total                                    5,773,125


 Industrial equipment & services (0.7%)
 Illinois Tool Works          60,000      3,847,500


 Insurance (1.5%)
 ACE                         197,500(c)   6,690,313
 Nationwide Financial
    Services Cl A             45,000      1,867,500
 Total                                    8,557,813

 Leisure time & entertainment (1.5%)

 Harley-Davidson             140,000      5,425,000
 Mattel                       78,600      2,819,775
 Total                                    8,244,775


 Media (4.3%)
 Chancellor Media            150,000(b)   5,756,250
 Comcast Cl A                120,000      5,895,000
 MediaOne Group               72,800(b)   3,080,350
 News Corp ADR               175,000(c)   4,779,688
 Univision Communications
    Cl A                     154,600(b)   4,560,700
 Total                                   24,071,988


 Multi-industry conglomerates (6.4%)
 Emerson Electric            115,000      7,590,000
 General Electric            150,000     13,125,000
 Tyco Intl                   242,500(c)  15,019,844
 Total                                   35,734,844


 Paper & packaging (1.3%)
 Fort James                  185,000     $7,457,813


 Restaurants & lodging (0.6%)
 Starbucks                    82,400(b)   3,574,100


            Retail (7.4%)
 Bed Bath & Beyond           130,000(b)   3,583,125
 Costco Companies             80,000(b)   4,540,000
 CVS  170,000              7,766,875
 Kohl's                       84,000(b)   4,016,250
 Kroger                       60,000(b)   3,330,000
 Rite Aid                    160,000      6,350,000
 Safeway                     100,000(b)   4,781,250
 Wal-Mart Stores             100,000      6,899,999
 Total                                   41,267,499


 Utilities -- gas (0.8%)
 El Paso Energy              130,000      4,606,875


 Utilities -- telephone (1.4%)
 MCI WorldCom                145,000      8,011,250


 Total common stocks
 (Cost: $264,919,560)                  $336,642,647




 Preferred stocks & other (0.3%)
Issuer                        Shares       Value(a)

 Bar Technologies
    Warrants                     500        $27,500
 Century Maintenance
    13.25% Pay-in-kind        10,000(g,j)   990,000
 Clearnet Communications
    Warrants                     990          6,435
 EchoStar Communications
    12.13% Pay-in-kind Series B  819(j)     782,145
 Poland Telecom
    Warrants                     775         31,000
 Vialog
    Warrants                   2,075         26,975


 Total preferred stocks & other
 (Cost: $2,016,632)                      $1,864,055




 Bonds (26.2%)

Issuer                                                Coupon                 Principal                 Value(a)
                                                        rate                    amount

 Government obligations (3.7%)
 Govt of Algeria
    (U.S. Dollar)
        03-04-00                                       7.06%                   $68,182(c)              $57,955
        09-04-06                                       6.60                    136,364(c)               66,818
 Govt of Russia
    (Russian Ruble)
        12-15-20                                       6.63                  1,500,000(c)              114,375
 Govt Trust Certs Israel
        11-15-01                                       9.25                    179,788                 188,376
 Republic of Argentina
    (Argentine Peso)
        07-10-02                                       8.75                  1,000,000(c,g)            770,000
 Russia Federal Loan Bond
    (Russian Ruble)
        09-27-00                                      14.00                  3,158,829(c)                6,696
 U.S. Treasury
        05-15-07                                       6.63                 13,000,000              14,762,163
        08-15-23                                       6.25                  4,000,000               4,472,880
 Total                                                                                              20,439,263


 Mortgage-backed securities (5.9%)
 Federal Home Loan Mtge Corp
        03-01-13                                       5.50                    955,134                 943,867
        11-01-22                                       8.00                    324,049                 335,637
        08-01-24                                       8.00                    346,394                 357,700
        07-01-28                                       6.00                  2,480,681               2,452,004
 Federal Natl Mtge Assn
        02-15-08                                       5.75                  5,000,000               5,188,882
        01-01-09                                       5.50                  1,405,249               1,399,895
        06-01-10                                       6.50                  1,207,344               1,228,171
        08-01-11                                       8.50                    997,882               1,039,958
        09-01-13                                       6.00                    985,688                 989,461
        04-01-22                                       8.00                    138,288                 143,320
        04-01-23                                       8.50                    185,692                 194,654
        05-01-24                                       6.00                  1,528,284               1,514,101
        06-01-24                                       9.00                     94,868                 100,632
        06-01-25                                       8.50                    428,100                 445,952
        08-01-25                                       7.50                    621,569                 637,693
        09-01-25                                       6.50                    950,323                 957,878
        09-01-25                                       7.00                    747,970                 764,769
        12-01-25                                       7.00                  2,068,132               2,113,940
        02-01-26                                       7.00                    757,643                 774,425
        04-01-26                                       7.00                    848,797                 867,598
        05-01-26                                       7.50                  1,861,200               1,908,884
        09-01-26                                       7.50                  1,145,951               1,174,955
        09-01-28                                       6.00                  2,120,186               2,095,209
        09-01-28                                       6.50                  1,998,137               2,013,278
    Collateralized Mtge Obligation
        09-25-08                                       4.50                  1,500,000               1,433,468
       Trust Series Z
        10-25-16                                       7.00                    993,309(i)              995,127
 Merrill Lynch Mtge Investors
        06-15-21                                       7.86                    232,683                 227,011
 Merrill Lynch Mtge Investors Cl D
    Series 1996-C2
        12-21-28                                       6.96                    900,000                 886,428
 Total                                                                                              33,184,897

 Aerospace & defense (0.2%)
 Compass Aerospace
    Sr Sub Nts
        04-15-05                                      10.13                    760,000(g)              744,800
 Northrop-Grumman
        03-01-16                                       7.75                    500,000                 531,515
 Total                                                                                               1,276,315

 Airlines (0.2%)
 Atlantic Express
    Company Guaranty
        02-01-04                                      10.75                    750,000                 766,875
 Continental Airlines
    Series 1996A
        04-15-15                                       6.94                    480,548                 523,504
 Total                                                                                               1,290,379


 Automotive & related (0.2%)
 MSX Intl
    Company Guaranty
        01-15-08                                      11.38                    855,000                 857,138


 Banks and savings & loans (1.5%)
 Banca Commercial Italian
    (U.S. Dollar)
        07-15-07                                       8.25                    500,000(c)              574,205
 Banco General
    (U.S. Dollar)
        08-01-02                                       7.70                    750,000(c,g)            718,983
 BankAmerica
    Sub Nts Series B
        12-31-26                                       7.70                  1,000,000(g)              993,015
 CEI Citicorp Holdings
    (Argentine Peso)
        02-14-07                                      11.25                    250,000(c,g)            135,000
 Dao Heng Bank
    (U.S. Dollar) Sub Nts
        01-24-07                                       7.75                    750,000(c,g)            571,534
 Firstar Capital
    Company Guaranty Series B
        12-15-26                                       8.32                    500,000                 525,842
 Fleet Financial Group
    Sub Deb
        01-15-28                                       6.88                  1,000,000                 999,234
 Mellon Capital
    Company Guaranty Series A
        12-01-26                                       7.72                    750,000                 746,520
 Morgan (JP)
    Sr Sub Medium-term Nts Series A
        02-15-12                                       4.00                    500,000(h)              470,880
 Norwest
    Sr Medium-term Nts Series G
        09-15-02                                       6.38                    800,000                 831,609
 Riggs Natl
    Sub Nts
        02-01-06                                       8.50                    100,000                 104,750
 Union Planters Bank
    Sub Nts
        03-15-18                                       6.50                    500,000                 501,338
 Union Planters Capital
    Company Guaranty
        12-15-26                                       8.20                  1,000,000               1,038,165
 Wilshire Financial Services
    Series B
        08-15-04                                      13.00                    750,000(b)              262,500
 Total                                                                                               8,473,575


 Building materials & construction (0.2%)
 AAF-McQuay
    Sr Nts
        02-15-03                                       8.88                    835,000                 772,375

 Pulte
    Sr Nts
        12-15-03                                       7.00                    500,000                 530,943
 Total                                                                                               1,303,318


 Chemicals (0.2%)
 Waste Management
    Sr Nts
        07-15-28                                       7.00                  1,500,000               1,392,614


 Communications equipment & services (0.8%)
 Jordan Telecommunications Products
    Sr Nts Series B
        08-01-07                                       9.88                  1,000,000                 920,000
 NTL
    Zero Coupon Sr Nts
        04-01-03                                       9.78                    765,000(d,g)            416,925
 PhoneTel Technologies
    Sr Nts
        12-15-06                                      12.00                  1,000,000                 230,000
 US West Capital Funding
    Company Guaranty
        07-15-28                                       6.88                  1,000,000               1,038,144
 Vialog
    Company Guaranty
        11-15-01                                      12.75                  2,075,000               1,680,750
 Total                                                                                               4,285,819

 Computers & office equipment (0.1%)
 Cooperative Computing
    Sr Sub Nts
        02-01-08                                       9.00                    500,000                 418,750


 Electronics (0.2%)
 Hyundai Semiconductor
    (U.S. Dollar) Sr Nts
        05-15-07                                       8.63                    500,000(c,g)            371,917
 Reliance Electric
        04-15-03                                       6.80                    500,000                 536,708
 Thomas & Betts
        01-15-06                                       6.50                    400,000                 417,914
 Total                                                                                               1,326,539

 Energy (0.8%)
 Enron Oil & Gas
        11-15-06                                       6.70                  1,000,000               1,063,035
 Honam Oil Refinery
    (U.S. Dollar)
        10-15-05                                       7.13                  1,000,000(c,g)            547,800
 Parker & Parsley Petroleum
    Sr Nts
        08-15-07                                       8.25                    500,000                 530,307
 Rayovac
    Sr Sub Nts Series B
        11-01-06                                      10.25                    925,000                 972,406

 USX
        03-01-08                                       6.85                  1,500,000               1,531,896
 Total                                                                                               4,645,444

 Energy equipment & services (0.3%)
 Foster Wheeler
        11-15-05                                       6.75                    750,000                 759,161
 Northern Offshore ASA
    (U.S. Dollar) Company Guaranty
        05-15-05                                      10.00                  1,250,000(c,g)            843,750
 Total                                                                                               1,602,911

 Financial services (0.5%)
 Arcadia Financial
    Sr Nts
        03-15-07                                      11.50                    750,000                 495,000
 Bat-Crave-800
        08-12-00                                       6.68                    700,000(g)              717,370
 GenAmerica Capital
    Company Guaranty
        06-30-27                                       8.53                    500,000                 499,638
 Salomon
    Sr Nts
        01-15-06                                       6.75                    500,000                 518,351
 Wilmington Trust
        05-01-08                                       6.63                    800,000                 820,654
 Total                                                                                               3,051,013

 Food (0.2%)
 Daya Guna
    (U.S. Dollar) Company Guaranty
        06-01-07                                      10.00                    400,000(c,g)            238,000
 Specialty Foods
    Sr Nts Series B
        10-01-02                                      11.13                  1,000,000                 870,000
 Total                                                                                               1,108,000


 Health care (0.3%)
 Watson Pharmaceuticals
    Sr Nts
        05-15-08                                       7.13                  1,500,000               1,577,748


 Health care services (0.8%)
 Physician Sales & Service
    Company Guaranty
        10-01-07                                       8.50                  1,000,000               1,017,500
 Service Corp Intl
        03-15-08                                       6.50                  1,500,000               1,521,889
 Tenet Healthcare
    Sr Sub Nts
        12-01-08                                       8.13                  1,800,000(g)            1,783,407
 Total                                                                                               4,322,796


 Industrial equipment & services (0.4%)
 Ametek
    Sr Nts
        07-15-08                                       7.20                  1,500,000               1,561,326
 Case
        08-01-05                                       7.25                    850,000                 930,247
 Total                                                                                               2,491,573

 Insurance (0.6%)
 American United Life Insurance
        03-30-26                                       7.75                    500,000(f)              542,804
 Americo Life
    Sr Sub Nts
        06-01-05                                       9.25                    600,000                 596,250
 New England Mutual
        02-15-24                                       7.88                    250,000(g)              266,133
 Principal Mutual
        03-01-44                                       8.00                    250,000(g)              284,096
 SAFECO Capital
    Company Guaranty
        07-15-37                                       8.07                  1,000,000               1,019,275
 SunAmerica
        08-30-05                                       7.34                    700,000                 761,589
 Total                                                                                               3,470,147


 Leisure time & entertainment (0.6%)
 Coast Hotels & Casino
    Company Guaranty Series B
        12-15-02                                      13.00                    500,000                 548,125
 IHF Holdings
    Zero Coupon Sr Disc Nts Series B
        11-15-99                                       9.47                    750,000(d)               60,000
 Time Warner
    Sr Nts
        01-15-28                                       6.95                    500,000                 502,426
 Trump Atlantic City Assn/Funding
    1st Mtge Company Guaranty
        05-01-06                                      11.25                  1,000,000                 869,999
 United Artists Theatres
    Series 1995A
        07-01-15                                       9.30                    716,111                 656,137
 Waterford Gaming/LLC
    Sr Nts
        11-15-03                                      12.75                    662,000                 714,133
 Total                                                                                               3,350,820


 Media (2.0%)
 Capstar Broadcasting
    Zero Coupon Sr Disc Nts
        02-01-02                                       7.49                  1,000,000(d,g)            750,000
 Cox Communications
        06-15-25                                       7.63                    500,000                 560,400
 CSC Holdings
    Sr Nts
        07-15-08                                       7.25                  1,000,000                 975,459
    Sr Sub Nts
        11-01-05                                       9.25                    500,000                 523,125

 Globo Communicacoes Participacoes
    (U.S. Dollar) Sr Nts
        12-05-08                                      10.63                  1,000,000(c,g)            543,847
 Grupo Televisa
    (U.S. Dollar) Sr Nts
        05-15-06                                      11.88                    650,000(c)              635,375
 Outdoor Systems
    Company Guaranty
        06-15-07                                       8.88                  1,000,000               1,018,750
 Paxson Communications
    Sr Sub Nts
        10-01-02                                      11.63                    500,000                 490,625
 Price Communications Wireless
    Sr Nts
        12-15-06                                       9.13                  1,000,000(g)              972,500
 Rogers Cablesystems
    (Canadian Dollar)
        01-15-14                                       9.65                    600,000(c)              399,745
 Sony
    (U.S. Dollar)
        03-04-03                                       6.13                  1,400,000(c)            1,439,714
 TCI Communications
        08-01-15                                       8.75                  1,000,000               1,228,522
 Time Warner Entertainment
    Sr Nts
        07-15-33                                       8.38                    500,000                 594,365
 Turner Broadcasting
        07-01-13                                       8.38                    250,000                 288,420
 Viacom Intl
        07-01-03                                       7.00                    500,000                 500,134
    Sub Deb
        07-07-06                                       8.00                    500,000                 517,500
 Total                                                                                              11,438,481

 Metals (0.2%)
 EnviroSource
    Sr Nts
        06-15-03                                       9.75                    170,000                 148,113
    Sr Nts Series B
        06-15-03                                       9.75                    400,000                 348,499
 Imexsa Export Trust
    (U.S. Dollar)
        05-31-03                                      10.13                    480,488(c,g)            385,592
 NSM Steel
    Company Guaranty
        02-01-06                                      12.00                    875,000                 183,750
 Total                                                                                               1,065,954

 Miscellaneous (1.3%)
 Anker Coal Group
    Sr Nts Series B
        10-01-07                                       9.75                  1,000,000                 350,000
 Bistro Trust
    Sub Nts
        12-31-02                                       9.50                  1,000,000(g)              953,350
 Centaur Mining & Exploration
    (U.S. Dollar) Company Guaranty
        12-01-07                                      11.00                    500,000(c)              466,875

 DTE Burns Harbor LLC
    Sr Nts
        01-30-03                                       6.57                    700,000(g)              693,693
 Great Central Mines
    (U.S. Dollar) Sr Nts
        04-01-08                                       8.88                  1,000,000(c)              965,000
 ISG Resources
        04-15-08                                      10.00                    835,000                 833,956
 Norcal Waste Systems
    Company Guaranty Series B
        11-15-05                                      13.50                    500,000                 562,500
 NTEX
    (U.S. Dollar) Sr Nts
        06-01-06                                      11.50                    700,000(c,g)            674,625
 Outsourcing Solutions
    Sr Sub Nts Series B
        11-01-06                                      11.00                  1,000,000                 915,000
 Poland Telecom Finance
    (U.S. Dollar) Company Guaranty Series B
        12-01-07                                      14.00                    775,000(c)              744,000
 Total                                                                                               7,158,999

 Multi-industry conglomerates (0.4%)
 Coltec Inds
    Company Guaranty
        04-15-08                                       7.50                  1,000,000                 968,750
 Crane
        06-15-99                                       7.25                    250,000                 252,962
 Hutchison Whampo Finance
    (U.S. Dollar) Company Guaranty Series B
        08-01-17                                       7.45                    250,000(c,g)            199,794
 USI American Holdings
    Sr Nts Series B
        12-01-06                                       7.25                    850,000                 898,239
 Total                                                                                               2,319,745

 Paper & packaging (0.6%)
 Doman Inds
    (U.S. Dollar) Sr Nts Series B
        11-15-07                                       9.25                    350,000(c)              227,500
 Gaylord Container
    Sr Nts Series B
        06-15-07                                       9.38                  1,000,000                 762,500
 Intl Paper
        11-15-12                                       5.13                    250,000                 225,486
 Owens-Illinois
    Sr Nts
        05-15-08                                       7.35                  1,500,000               1,507,070
 Repap New Brunswick
    (U.S. Dollar) Sr Nts
        06-01-04                                       9.00                    600,000(c)              559,500
 Total                                                                                               3,282,056


 Real estate investment trust (0.1%)
 Property Trust of America
        02-15-14                                       7.50                    750,000                 791,970

 Retail (0.4%)
 Meyer (Fred)
    Company Guaranty
        03-01-08                                       7.45                  1,000,000               1,049,839
 Pep Boys - Manny, Moe & Jack
        06-01-05                                       7.00                    500,000                 525,146
 United Auto Group
    Sr Sub Nts Series A
        07-15-07                                      11.00                    750,000                 563,438
 Total                                                                                               2,138,423


 Textiles & apparel (0.1%)
 Westpoint Stevens
    Sr Nts
        06-15-08                                       7.88                    750,000                 764,063


 Transportation (0.3%)
 American Architectural
    Company Guaranty
        12-01-07                                      11.75                  1,000,000                 802,500
 Enterprises Shipholding
    (U.S. Dollar) Sr Nts
        05-01-08                                       8.88                    800,000(c)              678,117
 Greater Beijing
    (U.S. Dollar) Sr Nts
        06-15-04                                       9.75                    200,000(c,g)             86,000
        06-15-07                                      10.00                    300,000(c,g)            114,000
 Total                                                                                               1,680,617


 Utilities -- electric (1.2%)
 Alabama Power
    1st Mtge
        12-01-24                                       9.00                    300,000                 329,691
 California Infrastructure
    Pacific Gas & Electric
        09-25-05                                       6.32                  1,000,000               1,024,700
 Cleveland Electric Illuminating
    1st Mtge Series B
        05-15-05                                       9.50                    250,000                 279,118
 CMS Energy
    Sr Nts
        11-15-04                                       7.63                    500,000                 535,901
 Connecticut Light & Power
    1st Mtge Series C
        06-01-02                                       7.75                  1,000,000               1,061,419
 El Paso Electric
    1st Mtge Series D
        02-01-06                                       8.90                    650,000                 725,563

 Indiana & Michigan Power
    Sale Lease-backed Obligation Series F
        12-07-22                                       9.82                    208,674                 228,534
 Jersey Central Power & Light
    1st Mtge
        11-01-25                                       6.75                  1,000,000                 957,039
 Salton Sea Funding
    Series C
        05-30-10                                       7.84                    300,000                 335,438
 Sithe Independence Funding
    Series A
        12-30-13                                       9.00                    150,000                 185,663
 Texas-New Mexico Power
    1st Mtge Series U
        09-15-00                                       9.25                    400,000                 415,000
 TU Electric Capital
    Company Guaranty
        01-30-37                                       8.18                    750,000                 778,334
 Total                                                                                               6,856,400

 Utilities -- telephone (1.6%)
 Airtouch Communications
        05-01-08                                       6.65                  1,000,000               1,053,167
 Bell Atlantic
        09-01-08                                       6.38                     70,000                  70,623
    Series P
        01-01-06                                       4.88                    130,000                 125,534
 Call-Net Enterprises
    (U.S. Dollar) Sr Nts
        08-15-08                                       8.00                    500,000(c)              470,000
 Geotek Communications
    Cv Sr Sub Nts
        02-15-01                                      12.00                    205,000(b)                  256
 GTE North
    Series F
        02-15-10                                       6.38                  1,000,000               1,058,910
 Intermedia Communications
    Sr Nts Series B
        11-01-07                                       8.88                    500,000                 487,500
    Zero Coupon Sr Disc Nts Series B
        07-15-02                                       9.52                  1,000,000(d)              664,999
 ITC Deltacom
    Sr Nts
        03-01-08                                       8.88                  1,150,000               1,109,750
 MetroNet Communications
    (U.S. Dollar) Zero Coupon Sr Disc Nts
        06-15-03                                       9.95                    250,000(c,d)            140,000
 Mountain States Telephone & Telegraph
        06-01-05                                       5.50                     80,000                  80,266
 Philippine Long Distance Telephone
    (U.S. Dollar) Medium-term Nts Series E
        03-06-07                                       7.85                    500,000(c,g)            401,327
 Qwest Communications Intl
        11-01-08                                       7.50                  1,000,000(g)            1,017,500

 Rogers Cantel
    (U.S. Dollar)
        06-01-08                                       9.38                    450,000(c)              453,375
 U S WEST Communications
        11-10-26                                       7.20                    700,000                 729,437
 WorldCom
        04-01-07                                       7.75                  1,000,000               1,120,468
 Total                                                                                               8,983,112


 Total bonds
 (Cost: $152,142,990)                                                                             $146,348,879



 Short-term securities (10.6%)
Issuer      Annualized          Amount     Value(a)
          yield on date     payable at
            of purchase       maturity

 U.S. government agencies (6.3%)
 Federal Home Loan Bank Disc Nts
      11-25-98     4.93%    $8,900,000   $8,869,591
      12-04-98     4.77      7,900,000    7,864,560
 Federal Home Loan Mtge Corp Disc Nts
      11-03-98     5.12      5,400,000    5,397,705
      11-30-98     5.15      3,500,000    3,485,067
      12-10-98     4.83     10,000,000    9,946,555
 Total                                   35,563,478

 Commercial paper (3.6%)
 BellSouth Telecommunications
      11-04-98     5.22        500,000      499,711
 BMW US Capital
      12-07-98     5.09        700,000      696,352
 Gannett
      11-02-98     5.27      1,300,000(e) 1,299,621
 Glaxo Wellcome
      11-25-98     5.09      1,700,000(e) 1,694,015
 Merrill Lynch
      12-07-98     5.12      4,100,000    4,078,551

 Pioneer Hi-Bred
      11-20-98     5.12      4,700,000    4,686,683
 Reed Elsevier
      11-19-98     5.32      4,200,000(e) 4,188,252
 Xerox Credit
      11-20-98     5.07      2,800,000    2,792,145
 Total                                   19,935,330

 Letter of credit (0.7%)
  Chase Manhattan Bank-

 Somerset Railroad
      11-20-98     5.37      3,900,000    3,888,408


 Total short-term securities
(Cost: $59,387,216)                     $59,387,216


 Total investments in securities
(Cost: $478,466,398)(k)                $544,242,797



See accompanying notes to investments in securities.


      Investments in Securities


      IDS Life Series Fund, Inc.
      Managed Portfolio



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Oct. 31, 1998, the value of foreign securities represented 8.72% of net assets.

(d) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Oct. 31, 1998, is as follows:

Security                            Acquisition                    Cost
                                           date

American United Life Insurance*
   7.75% 2026                          02-13-96                $500,000

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(g)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 1998.

(i) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of a previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(j) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k) At Oct. 31, 1998, the cost of securities for federal income tax purposes was approximately $478,326,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation............................$..82,303,000
Unrealized depreciation..............................(16,386,000)
Net unrealized appreciation........................$  65,917,000



      IDS Life Series Fund, Inc.
      Government Securities Portfolio
      Oct. 31, 1998 (Unaudited)


      (Percentages represent value of investments compared to net assets)


 Bonds (96.4%)

Issuer                                                Coupon                 Principal                 Value(a)
                                                        rate                    amount

 Mortgage-backed securities (70.2%)
 Federal Home Loan Mtge Corp
        06-01-12                                       7.00%                  $208,689                $212,903
        01-01-13                                       6.00                    381,103                 381,716
        02-01-13                                       6.50                    282,211                 286,290
        12-01-27                                       6.00                    297,792                 294,812
        05-01-28                                       7.00                    392,465                 400,299
        08-01-28                                       7.00                    224,578                 229,087
 Federal Natl Mtge Assn
        08-23-05                                       6.82                    925,000               1,012,122
        02-15-08                                       5.75                    550,000                 570,777
        05-15-08                                       6.00                    400,000                 424,119
        06-01-10                                       6.50                    301,836                 307,043
        08-01-11                                       8.50                    129,725                 135,195
        09-01-12                                       7.00                    237,170                 241,914
        03-01-13                                       6.00                    193,070                 193,793
        04-01-13                                       5.50                    389,072                 384,573
        06-01-13                                       6.00                    759,682                 762,590
        07-01-13                                       6.00                    494,558                 496,689
        03-01-23                                       9.00                     93,889                  99,535
        04-01-23                                       8.50                    185,692                 194,654
        09-01-23                                       8.50                    264,984                 277,276
        03-01-25                                       8.50                     80,191                  83,535
        09-01-25                                       7.00                    219,948                 224,888
        04-01-27                                       6.50                    271,690                 273,540
        10-01-27                                       7.00                      3,809                   3,892
        03-01-28                                       6.50                  1,091,060               1,099,349
        04-01-28                                       6.00                    297,939                 294,331
        08-01-28                                       7.00                    489,070                 499,730
        09-01-28                                       6.00                    676,505                 668,537
        10-01-28                                       6.00                    747,500                 738,695
    Collateralized Mtge Obligation
        07-18-19                                       5.50                    250,000                 245,965
 Govt Natl Mtge Assn
        05-15-17                                       8.00                     55,229                  57,673
        08-15-25                                       7.50                    337,507                 347,737
 Total                                                                                              11,443,259

 U.S. government obligations (26.2%)
 Resolution Funding Corp
        10-15-19                                       8.13                    400,000                 522,453
    Zero Coupon
        04-15-05                                       5.66                    200,000(b)              146,487
        10-15-09                                       7.12                    460,000(b)              259,303
 U.S. Treasury
        02-28-03                                       5.50                    150,000                 156,726
        11-15-16                                       7.50                    700,000                 872,732
        08-15-23                                       6.25                    725,000                 810,710
        11-15-24                                       7.50                    895,000               1,160,630
        08-15-25                                       6.88                    150,000                 181,855
        02-15-27                                       6.63                    130,000                 154,223
 Total                                                                                               4,265,119


 Total bonds
 (Cost: $14,970,586)                                                                               $15,708,378



 Short-term security (2.4%)
Issuer      Annualized          Amount     Value(a)
          yield on date     payable at
            of purchase       maturity

 U.S. government agency
 Federal Home Loan Bank Disc Nt
      11-12-98     5.10%      $400,000     $399,323

 Total short-term security
(Cost: $399,323)                           $399,323




 Total investments in securities
(Cost: $15,369,909)(c)                  $16,107,701



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) At Oct. 31, 1998, the cost of securities for federal income tax purposes was
approximately   $15,369,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.......................................$745,000
Unrealized depreciation.........................................(6,000)
Net unrealized appreciation...................................$739,000


      IDS Life Series Fund, Inc.
      International Equity Portfolio
      Oct. 31, 1998 (Unaudited)



      (Percentages represent value of investments compared to net assets)


 Common stocks (74.4%)
Issuer                         Shares      Value(a)

 Argentina (0.3%)

 Utilities -- telephone
 Telefonica de Argentina       23,000(b)   $760,438


 Australia (1.9%)

 Insurance (1.0%)

 AMP                          186,000(b)  2,214,181


 Transportation (0.9%)
 Brambles Inds                 88,000     1,931,336


 Canada (1.4%)

 Multi-industry conglomerates (0.9%)
 Bombardier Cl B              164,000     1,950,356


 Utilities -- telephone (0.5%)
 BCE                           31,800(b)  1,083,188


 Chile (0.1%)

 Multi-industry conglomerates

 Madeco                     37,000(b)       286,750


 France (11.1%)

 Banks and savings & loans (2.3%)
 Banque Natl de Paris          84,244     5,335,274


 Communications equipment & services (1.5%)
 Alcatel Alsthom               29,621     3,299,812


 Energy (2.5%)
 Total Petroleum Cl B          50,000     5,768,020


 Food (1.6%)
 Sodexho Alliance              19,048(b)  3,698,874


 Household products (0.2%)
 Rhone-Poulenc Cl A            11,139       509,188

 Leisure time & entertainment (1.5%)
 Accor                         16,057    $3,372,360


 Utilities -- electric (1.5%)
 Suez Lyonnaise des Eaux       19,038(b)  3,409,127


 Germany (8.5%)

 Banks and savings & loans (2.6%)
 Bayerische Vereinsbank        75,406     5,986,768


 Industrial equipment & services (4.6%)
 Mannesmann                   105,050    10,338,191


 Multi-industry conglomerates (1.3%)
 Viag                           4,352(b)  2,955,986


 Hong Kong (0.6%)

 Multi-industry conglomerates
 Hutchison Whampoa            200,000     1,433,180


 Italy (10.0%)

 Banks and savings & loans (7.7%)
 Banca Intesa                 884,710(b)  4,468,493
 Credito Italiano           1,314,307     7,055,200
 Instituto Bancario
    San Paolo di Torino       398,411     5,857,000
 Total                                   17,380,693



 Utilities -- telephone (2.3%)
 Telecom Italia               900,000     5,191,710


 Japan (3.9%)

 Automotive & related (0.5%)
 Honda Motor                   35,000     1,051,050


 Banks and savings & loans (0.2%)
 Sakura Bank                  169,000       420,506


 Computers & office equipment (0.9%)
 Fujitsu                      201,000    $2,138,479


 Electronics (1.2%)
 Fujikura                     170,000       787,644
 Ibiden                        53,000       804,890
 Tokyo Electron                38,000     1,235,692
 Total                                    2,828,226

 Media (0.4%)
 Sony                          16,000     1,015,874


 Utilities -- telephone (0.7%)
 NTT Mobile Communication
    Network                       470(b)  1,697,726

 Mexico (1.1%)

 Media (0.3%)
 Grupo Televisa                26,900       729,663


 Multi-industry conglomerates (0.3%)
 Grupo Financiero Banorte
    Cl B                    1,000,000       593,589

 Retail (0.5%)
 Controladora Comercial
    Mexicana                   90,000(b)  1,125,000

 Singapore (0.5%)

 Banks and savings & loans (0.1%)

 United Overseas Bank          32,000       150,416


 Electronics (0.4%)
 GP Batteries Intl            380,000       835,886

 Spain (1.6%)

 Utilities -- telephone
 Telefonica de Espana          81,216(b) $3,667,000


 Sweden (2.0%)

 Banks and savings & loans (0.7%)
 Nordbanken Holding           263,119     1,577,398


 Communications equipment & services (1.3%)
 Ericsson (LM) Cl B           129,973(b)  2,930,280


 Switzerland (4.7%)

 Banks and savings & loans (1.7%)
 UBS                          14,475      3,967,143


 Health care (3.0%)
 Novartis                       3,808     6,854,681


 United Kingdom (16.6%)

 Health care (2.0%)
 SmithKline Beecham           360,000     4,438,692


 Media (2.0%)

 British Sky Broadcasting
    Group                     557,615(b)  4,641,865

 Multi-industry conglomerates (4.5%)
 General Electric             784,787     6,273,431
 Williams                     621,664     3,871,537
 Total                                   10,144,968


 Retail (1.7%)

 Great Universal Stores       362,974    $3,946,725


 Utilities -- telephone (6.4%)
 Cable & Wireless
    Communications            568,861     4,280,736
 Orange                       620,358(b)  5,763,932
 Vodafone                     342,204     4,568,731
 Total                                   14,613,399


 United States (10.0%)

 Beverages & tobacco (1.0%)
 Philip Morris                 46,300     2,367,088


 Computers & office equipment (0.8%)
 Compaq Computer               60,000     1,897,500


 Electronics (0.5%)
 Intel                         11,500     1,025,656


 Financial services (0.6%)
 Citigroup                     28,000     1,317,750


 Health care (1.0%)
 Pfizer                        20,500     2,199,906


 Household products (0.9%)
 Colgate-Palmolive             24,000     2,121,000


 Retail (4.3%)
 Rite Aid                      90,000     3,571,875
 Safeway                       81,800(b)  3,911,063
 Wal-Mart Stores               32,600     2,249,400
 Total                                    9,732,338

 Utilities -- telephone (0.9%)

 AirTouch Communications    36,800(b)     2,060,800


 Total common stocks
(Cost: $151,871,895)                   $168,996,036


 Other (0.4%)
Issuer                         Shares      Value(a)

 Italy
 Banca Intesa
    Warrants                  884,710      $890,461

 Total other
 (Cost: $194,746)                          $890,461



 Bond (5.7%)

Issuer                        Coupon        Principal             Value(a)
                                rate           amount

 United Kingdom
 United Kingdom Treasury
    (British Pound)
        06-07-02               7.00%        7,300,000         $12,970,071


 Total bond
 (Cost: $12,127,483)                                          $12,970,071




 Short-term securities (19.1%)
Issuer      Annualized          Amount     Value(a)
          yield on date     payable at
            of purchase       maturity

 U.S. government agency (12.7%)
 Federal Farm Credit Disc Nts
      11-02-98     5.11%    $2,700,000   $2,699,237
      11-19-98     5.12      4,400,000    4,388,180
 Federal Home Loan Bank Disc Nts
      11-25-98     4.93     10,000,000    9,965,833
      12-04-98     4.77      1,900,000    1,891,476

 Federal Home Loan Mtge Corp Disc Nts
      11-13-98     5.15      2,400,000    2,395,563
      12-10-98     4.77      4,400,000    4,376,778
      12-10-98     4.83      3,100,000    3,083,432
 Total                                   28,800,499


 Commercial paper (6.4%)
 BMW US Capital
      11-24-98     5.09      1,500,000    1,494,930
 Commerzbank U.S. Finance
      11-03-98     5.27      1,300,000    1,299,431
 Fleet Funding
      11-23-98     5.35      1,600,000(c) 1,594,562
 GTE Funding
      11-05-98     5.32      1,000,000      999,264
      11-10-98     5.30        900,000      898,680

 Intl Lease Finance
      11-20-98     5.12      3,500,000    3,490,083
 Natl Rural Utilities
      12-14-98     5.10      2,600,000    2,583,889
 Paccar Financial
      11-04-98     5.27      1,700,000    1,699,008
 USAA Capital
      11-06-98     5.10        500,000      499,575
 Total                                   14,559,422

 Total short-term securities
 (Cost: $43,359,921)                    $43,359,921


 Total investments in securities
 (Cost: $207,554,045)(d)               $226,216,489




 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars.

(b) Non-income producing.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(d) At Oct. 31, 1998, the cost of securities for federal income tax purposes was approximately $207,554,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.........................$ 30,209,000
Unrealized depreciation..........................(11,547,000)
Net unrealized appreciation.....................$ 18,662,000

          Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Retired chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President of Board Services Corporation.
and secretary


                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Vice president   Frederick C. Quirsfeld*
                 Vice president, AEFC


* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe


Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the S&P 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Stock Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star


Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks that generaly pay dividends and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio that seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice


Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head


Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed


Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference*

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                   612-671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



*You may experience delays when call volumes are high.

AMERICAN EXPRESS Financial Advisors


IDS Life Series Fund
IDS Tower 10
Minneapolis, MN 55440-0010